UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

ITEM 1. REPORT TO SHAREHOLDERS

TABLE OF CONTENTS

                                Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
    Managed Fixed Income Portfolio .......................................   106
    Stable Income Portfolio ..............................................   113
    Strategic Value Bond Portfolio .......................................   121
    Tactical Maturity Bond Portfolio .....................................   129
Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities ..................................   131
    Statement of Operations ..............................................   132
    Statements of Changes in Net Assets ..................................   134
    Financial Highlights .................................................   136
Notes to Financial Highlights ............................................   137
--------------------------------------------------------------------------------
Notes to Financial Statements ............................................   138
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................   142
--------------------------------------------------------------------------------
Other Information ........................................................   143
--------------------------------------------------------------------------------
List of Abbreviations ....................................................   145
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                INTEREST RATE   MATURITY DATE     VALUE
ASSET-BACKED SECURITIES - 7.32%
$ 3,500,000  BANK ONE ISSUANCE TRUST SERIES 2003-B1 CLASS B1+/-                                 1.47%       04/15/2008  $  3,519,611
  3,000,000  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                   6.73        06/10/2023     3,102,472
  2,000,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B CLASS A4+/-                  1.36        12/01/2025     1,997,970
  2,725,000  CHASE CREDIT CARD MASTER TRUST SERIES 2001-3 CLASS C+/-                            1.95        09/15/2006     2,725,258
    325,000  CHASE CREDIT CARD MASTER TRUST SERIES 2003-4 CLASS B+/-                            1.75        01/15/2016       333,256
  5,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                                6.60        02/25/2032     5,291,036
    880,676  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                        6.63        09/15/2016       880,349
  4,970,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2000-1 CLASS MV1+/-                   1.57        03/25/2031     4,979,557
    280,792  GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997-HE2 CLASS A7                 7.12        06/25/2027       280,660
  2,974,823  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                            6.86        07/15/2029     3,082,471
  2,754,741  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1                           6.92        08/15/2026     2,836,053
  2,500,000  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                           8.36        07/15/2030     2,745,252
  3,075,888  LONG BEACH MORTGAGE LOAN TRUST SERIES 2002-1 CLASS 2A4                             6.46        05/25/2032     3,100,810
    548,739  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS A2FL+++/-          2.45        06/18/2012       548,684
  5,518,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++                            6.70        09/25/2007     5,604,294
  4,500,000  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6                5.98        08/25/2019     4,706,436
  2,013,468  SAXON ASSET SECURITIES TRUST SERIES 1999-2 CLASS AF6                               6.42        03/25/2014     2,055,174
    636,404  VAN KAMPEN CLO I LIMITED+++/-                                                      1.44        10/08/2007       634,813
    945,319  WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST SERIES 2001-AA CLASS B+++/-       2.00        07/20/2007       942,801

TOTAL ASSET-BACKED SECURITIES (COST $49,055,599)                                                                          49,366,957
                                                                                                                        ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.83%
    328,117  AMERICAN HOUSING TRUST SERIES V1 CLASS 1-I                                         9.15        05/25/2020       330,109
  1,978,747  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION                                    5.50        06/25/2033     1,984,904
  5,300,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5 CLASS 10A1+/-             5.02        05/01/2034     5,257,600
    181,181  HOUSING SECURITIES INCORPORATED SERIES 1995-B CLASS A1A+/-                         3.32        11/25/2028       181,489
    213,072  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                      9.95        08/01/2017       229,598
  3,542,719  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1 CLASS A3              7.12        06/18/2029     3,810,753
  3,673,684  NATIONSLINK FUNDING CORPORATION                                                    6.65        11/10/2030     3,831,450
    931,110  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                             7.56        11/10/2030     1,008,191
  1,747,477  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+++/-           1.60        11/25/2034     1,756,218
    648,949  WASHINGTON MUTUAL SERIES 2002-AR4 A8+/-                                            5.51        04/26/2032       660,596

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $18,953,574)                                                              19,050,908
                                                                                                                        ------------

CORPORATE BONDS & NOTES - 29.91%

AMUSEMENT & RECREATION SERVICES - 0.21%
  1,480,000  PEARSON DOLLAR FINANCIAL PLC 144A++                                                5.70        06/01/2014     1,488,392
                                                                                                                        ------------

BUSINESS SERVICES - 1.36%
  1,770,000  CENDANT CORPORATION                                                                7.38        01/15/2013     1,965,675
  2,300,000  FIRST DATA CORPORATION SERIES MTND                                                 5.80        12/15/2008     2,460,223
    650,000  FISERV INCORPORATED                                                                4.00        04/15/2008       643,204
  1,750,000  NCR CORPORATION++                                                                  7.13        06/15/2009     1,916,918
  2,120,000  THOMPSON CORPORATION                                                               6.20        01/05/2012     2,256,204
                                                                                                                           9,242,224
                                                                                                                        ------------

CHEMICALS & ALLIED PRODUCTS - 1.85%
  2,000,000  BRISTOL MYERS SQUIBB                                                               5.75        10/01/2011     2,084,594
  1,450,000  DIAL CORPORATION                                                                   7.00        08/15/2006     1,563,023

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                INTEREST RATE   MATURITY DATE     VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
$ 2,100,000  EASTMAN CHEMICAL COMPANY                                                           7.00%       04/15/2012  $  2,297,633
  1,900,000  OLIN CORPORATION                                                                   9.13        12/15/2011     2,275,244
  2,450,000  RPM INTERNATIONAL INCORPORATED                                                     7.00        06/15/2005     2,503,136
  1,600,000  WYETH                                                                              6.95        03/15/2011     1,713,354

                                                                                                                          12,436,984
                                                                                                                        ------------

COMMUNICATIONS - 0.81%
  1,425,000  COX COMMUNICATIONS INCORPORATED                                                    7.88        08/15/2009     1,617,160
  1,495,000  QWEST CORPORATION                                                                  5.63        11/15/2008     1,435,200
  2,250,000  TIME WARNER INCORPORATED                                                           6.88        05/01/2012     2,431,928

                                                                                                                           5,484,288
                                                                                                                        ------------

CONSUMER SERVICES - 0.32%
  1,955,000  NIELSEN MEDIA                                                                      7.60        06/15/2009     2,150,449
                                                                                                                        ------------

DEPOSITORY INSTITUTIONS - 5.95%
  3,300,000  ASSOCIATED BANCORP                                                                 6.75        08/15/2011     3,605,088
  3,000,000  BANK ONE CAPITAL IV+/-                                                             2.62        09/01/2030     3,039,915
  5,000,000  BANKAMERICA CAPITAL III+/-                                                         1.71        01/15/2027     4,810,110
  2,250,000  BB&T CORPORATION                                                                   6.50        08/01/2011     2,435,089
  5,000,000  CHASE CAPITAL VI+/-                                                                1.80        08/01/2028     4,815,140
  3,000,000  CITY NATIONAL BANK                                                                 6.75        09/01/2011     3,288,036
  1,750,000  COLONIAL BANK                                                                      9.38        06/01/2011     2,042,322
    750,000  CORESTATES CAPITAL TRUST II 144A+++/-                                              1.79        01/15/2027       730,980
  3,200,000  DEPOSIT GUARANTY CORPORATION                                                       7.25        05/01/2006     3,478,656
  3,000,000  FIRSTAR BANK NA                                                                    7.13        12/01/2009     3,376,464
  2,000,000  MANUFACTURERS & TRADERS TRUST COMPANY                                              8.00        10/01/2010     2,343,320
  2,250,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                          2.09        04/01/2027     2,229,777
  1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                                           6.38        08/01/2011     1,533,802
  2,000,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                             7.80        08/18/2010     2,344,084

                                                                                                                          40,072,783
                                                                                                                        ------------

EATING & DRINKING PLACES - 0.20%
  1,325,000  ARAMARK SERVICES INCORPORATED                                                      6.75        08/01/2004     1,335,156
                                                                                                                        ------------

EDUCATIONAL SERVICES - 0.60%
  3,750,000  STANFORD UNIVERSITY SERIES MTNA                                                    6.16        04/30/2011     4,069,939
                                                                                                                        ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.92%
   2,000,000 DUKE ENERGY FIELD SERVICES LLC                                                     7.88        08/16/2010     2,279,192
   2,000,000 EL PASO ELECTRIC COMPANY SERIES D                                                  8.90        02/01/2006     2,186,152
   1,134,146 NIAGARA MOHAWK POWER CORPORATION SERIES F                                          7.63        10/01/2005     1,198,042
     500,000 PEOPLES ENERGY CORPORATION                                                         6.90        01/15/2011       545,884

                                                                                                                           6,209,270
                                                                                                                        ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.61%
  1,400,000  SOLECTRON CORPORATION SERIES B                                                     7.38        03/01/2006     1,449,000
  2,500,000  THOMAS & BETTS CORPORATION SERIES MTN                                              6.63        05/07/2008     2,649,163

                                                                                                                           4,098,163
                                                                                                                        ------------

FINANCIAL SERVICES - 0.24%
  1,500,000  CITIGROUP INCORPORATED                                                             6.50        01/18/2011     1,631,718
                                                                                                                        ------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE   MATURITY DATE     VALUE
FOOD & KINDRED PRODUCTS - 1.42%
$ 1,300,000    CADBURY SCHWEPPES US FINANCE LLC++                                               3.88%       10/01/2008  $  1,274,812
  2,000,000    CONAGRA FOODS INCORPORATED                                                       7.88        09/15/2010     2,309,356
   1,500,000   GENERAL MILLS INCORPORATED                                                       6.00        02/15/2012     1,564,973
  2,500,000    KELLOGG COMPANY                                                                  6.60        04/01/2011     2,743,100
  1,600,000    KRAFT FOODS INCORPORATED                                                         6.25        06/01/2012     1,669,424

                                                                                                                           9,561,665
                                                                                                                        ------------

FORESTRY - 0.35%
  2,195,000    WEYERHAEUSER COMPANY                                                             6.75        03/15/2012     2,371,313
                                                                                                                        ------------

HEALTH SERVICES - 0.59%
  2,800,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                                        7.50        05/01/2031     3,153,497
    850,000    HEALTHSOUTH CORPORATION                                                          7.63        06/01/2012       824,500

                                                                                                                           3,977,997
                                                                                                                        ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.87%
  1,920,000    BASELL AMERICA FINANCE++                                                         7.60        03/15/2007     2,077,546
   1,750,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                                          7.25        07/15/2010     2,008,947
    250,000    NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                                  6.30        02/15/2011       271,826
  1,395,000    PRINCIPAL LIFE GLOBAL FUNDING I++                                                6.25        02/15/2012     1,502,367

                                                                                                                           5,860,686
                                                                                                                        ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
  1,125,000    STEELCASE INCORPORATED                                                           6.38        11/15/2006     1,158,108
                                                                                                                        ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.18%
    170,000    MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                     6.88        11/15/2005       180,160
  1,000,000    MGM MIRAGE                                                                       6.95        02/01/2005     1,027,500

                                                                                                                           1,207,660
                                                                                                                        ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.09%
    600,000    APPLIED MATERIALS INCORPORATED SERIES MTNA                                       6.70        09/06/2005       632,086
                                                                                                                        ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.62%
  2,000,000    ALLSTATE FINANCIAL GLOBAL FUNDING++                                              6.50        06/14/2011     2,176,530
  2,000,000    NLV FINANCIAL CORPORATION++                                                      7.50        08/15/2033     2,009,642

                                                                                                                           4,186,172
                                                                                                                        ------------
INSURANCE CARRIERS - 4.90%
  1,500,000    AMERUS GROUP COMPANY                                                             6.95        06/15/2005     1,556,193
  2,000,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                                            8.25        11/15/2011     2,261,540
  2,800,000    JOHN HANCOCK GLOBAL FUNDING II++                                                 7.90        07/02/2010     3,237,447
    750,000    LINCOLN NATIONAL CORPORATION                                                     6.20        12/15/2011       796,629
  2,200,000    MARKEL CORPORATION                                                               7.20        08/15/2007     2,327,939
  2,450,000    MINNESOTA LIFE INSURANCE COMPANY++                                               8.25        09/15/2025     2,908,949
  2,900,000    NEW YORK LIFE GLOBAL FUNDING++                                                   5.38        09/15/2013     2,902,471
  1,650,000    PROTECTIVE LIFE US FUNDING TRUST++                                               5.88        08/15/2006     1,761,697
  1,500,000    PROVIDENT COMPANIES INCORPORATED                                                 6.38        07/15/2005     1,526,532
  2,450,000    PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                        7.65        07/01/2007     2,707,933
  2,100,000    REINSURANCE GROUP OF AMERICA++                                                   7.25        04/01/2006     2,212,144
  2,000,000    RELIASTAR FINANCIAL CORPORATION                                                  8.00        10/30/2006     2,220,048
  1,385,000    SAFECO CORPORATION                                                               4.88        02/01/2010     1,406,743
  3,000,000    UNITRIN INCORPORATED                                                             5.75        07/01/2007     3,161,241
  2,050,000    WR BERKLEY CORPORATION                                                           5.13        09/30/2010     2,052,343

                                                                                                                          33,039,849
                                                                                                                        ------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.03%
$   176,000    BAUSCH & LOMB INCORPORATED                                                       6.75%      12/15/2004   $    179,648
                                                                                                                        ------------

METAL MINING - 0.18%
   1,200,000   PHELPS DODGE CORPORATION                                                         6.38       11/01/2004      1,213,823
                                                                                                                        ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.68%
  2,500,000    GENERAL ELECTRIC COMPANY                                                         5.00       02/01/2013      2,456,463
  2,000,000    HONEYWELL INTERNATIONAL INCORPORATED                                             6.13       11/01/2011      2,138,040

                                                                                                                           4,594,503
                                                                                                                        ------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.33%
  2,000,000    GOODRICH CORPORATION                                                             7.63       12/15/2012      2,244,328
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.04%
  1,925,000    ATHENA NEUROSCIENCES FINANCE LLC                                                 7.25       02/21/2008      1,900,937
  2,500,000    FORD MOTOR CREDIT COMPANY                                                        7.38       10/28/2009      2,655,635
  1,600,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                            7.75       01/19/2010      1,728,842
    685,000    GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN+/-                              2.40       10/20/2005        690,264

                                                                                                                           6,975,678
                                                                                                                        ------------

OIL & GAS EXTRACTION - 0.54%
  1,750,000    MARATHON OIL CORPORATION CONSOLIDATED                                            6.85       03/01/2008      1,918,859
  1,585,000    TRANSOCEAN INCORPORATED                                                          6.63       04/15/2011      1,727,600

                                                                                                                           3,646,459
                                                                                                                        ------------

PAPER & ALLIED PRODUCTS - 0.69%
  1,750,000    INTERNATIONAL PAPER COMPANY                                                      6.75       09/01/2011      1,900,304
  2,550,000    MEADWESTVACO CORPORATION                                                         6.85       04/01/2012      2,728,497

                                                                                                                           4,628,801
                                                                                                                        ------------

PERSONAL SERVICES - 0.19%
  1,200,000    CINTAS CORPORATION++                                                             6.00       06/01/2012      1,273,412
                                                                                                                        ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.22%
  1,520,000    EL PASO CGP COMPANY                                                              6.50       05/15/2006      1,455,400
                                                                                                                        ------------

PRIMARY METAL INDUSTRIES - 0.34%
  2,000,000    ALCOA INCORPORATED                                                               7.38       08/01/2010      2,267,270
                                                                                                                        ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
  1,710,000    AMERICAN GREETINGS CORPORATION                                                   6.10       08/01/2028      1,739,925
  1,750,000    VIACOM INCORPORATED                                                              7.70       07/30/2010      2,011,144

                                                                                                                           3,751,069
                                                                                                                        ------------

REAL ESTATE - 0.21%
  1,250,000    SHURGARD STORAGE CENTERS                                                         7.75       02/22/2011      1,389,769
                                                                                                                        ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.41%
  2,500,000    MORGAN STANLEY                                                                   6.75       04/15/2011      2,729,648
                                                                                                                        ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.23%
  1,485,867    3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                         5.62       07/15/2009      1,563,534
                                                                                                                        ------------

TELECOMMUNICATIONS - 0.36%
  2,310,000    SPRINT CAPITAL CORPORATION                                                       6.00       01/15/2007      2,428,274
                                                                                                                        ------------

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--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION BY AIR - 1.11%
$ 1,078,165    CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                                    7.03%      06/15/2011   $    887,567
  1,793,513    CONTINENTAL AIRLINES INCORPORATED SERIES 972A                                    7.15       06/30/2007      1,673,096
    863,908    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                                    6.80       07/02/2007        776,308
    584,388    DELTA AIR LINES INCORPORATED                                                     7.78       01/02/2012        352,571
  2,608,194    FEDEX CORPORATION SERIES 97-B                                                    7.52       01/15/2018      2,875,880
    856,859    NORTHWEST AIRLINES INCORPORATED SERIES 991A                                      6.81       02/01/2020        757,181
  1,000,000    UNITED AIR LINES INCORPORATED SERIES 01-1                                        6.83       09/01/2008        161,809

                                                                                                                           7,484,412
                                                                                                                        ------------

TRANSPORTATION EQUIPMENT - 0.53%
  1,750,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                           7.75       01/18/2011      1,947,398
  1,500,000    NAVISTAR INTERNATIONAL CORPORATION SERIES B                                      9.38       06/01/2006      1,608,750

                                                                                                                           3,556,148
                                                                                                                        ------------

TOTAL CORPORATE BONDS & NOTES (COST $197,684,346)                                                                        201,597,077
                                                                                                                        ------------

MUNICIPAL BONDS & NOTES - 3.05%
  2,300,000    BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED                          7.33       01/15/2007      2,524,871
  3,035,000    CITY OF MINNEAPOLIS MN SERIES A                                                  6.00       02/01/2026      3,036,335
  3,805,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE                7.40       12/01/2025      4,446,219
    890,000    LA CROSSE WI SERIES B                                                            5.00       12/01/2009        906,714
    940,000    LA CROSSE WI SERIES B                                                            5.20       12/01/2010        953,010
  2,210,000    LOYOLA UNIVERSITY ILLINOIS                                                       4.80       07/01/2013      2,088,052
  2,000,000    MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15              6.05       01/01/2012      2,122,120
  1,015,000    STATE OF ILLINOIS                                                                4.95       06/01/2023        922,980
  1,000,000    STATE OF TEXAS                                                                   7.15       12/01/2009      1,124,900
  1,000,000    STRATFORD CT                                                                     6.28       02/15/2009      1,085,460
  2,500,000    TOLL ROAD INVESTMENT PARTNERSHIP IL LP++^                                        5.90       02/15/2015      1,341,253

   TOTAL MUNICIPAL BONDS & Notes (Cost $19,571,461)                                                                       20,551,914
                                                                                                                        ------------

US GOVERNMENT AGENCY SECURITIES - 44.73%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.94%
     52,491    FHLMC #410425+/-                                                                 3.29       09/01/2026         54,000
     47,940    FHLMC #410464+/-                                                                 3.36       11/01/2026         49,358
    302,985    FHLMC #606279+/-                                                                 2.63       02/01/2015        303,365
    105,408    FHLMC #846367+/-                                                                 3.45       04/01/2029        108,907
  2,349,889    FHLMC #90248                                                                     6.00       06/01/2017      2,443,224
    374,396    FHLMC #A15838                                                                    5.50       12/01/2033        371,696
  4,340,617    FHLMC #A16678                                                                    5.50       12/01/2033      4,309,311
  2,169,751    FHLMC #E90573                                                                    6.00       07/01/2017      2,255,931
  5,315,627    FHLMC SERIES 1675 CLASS KZ                                                       6.50       02/15/2024      5,489,989
    307,270    FHLMC SERIES 2218 CLASS B                                                        6.00       11/15/2027        308,173
  5,930,000    FHLMC SERIES 2358 CLASS PD                                                       6.00       09/15/2016      6,179,423
 12,500,000    FHLMC SERIES 2363 CLASS PF                                                       6.00       09/15/2016     13,065,399
 16,300,000    FHLMC SERIES 2416 CLASS PE                                                       6.00       10/15/2021     16,877,150
  2,450,725    FHLMC SERIES 2416 CLASS PF                                                       6.00       08/15/2018      2,466,733
  2,000,000    FHLMC SERIES 2439 CLASS LG                                                       6.00       09/15/2030      2,065,919

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$ 1,157,938    FHLMC SERIES 37 CLASS H                                                          6.00%      01/17/2021   $  1,165,233
  4,727,011    FHLMC SERIES T-20 CLASS A6                                                       7.49       09/25/2029      4,972,220
 17,076,435    FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-42 CLASS A4Z                   6.50       02/25/2042     17,839,324
  6,393,642    FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-58 CLASS 4A                    7.50       09/25/2043      6,879,323

                                                                                                                          87,204,678
                                                                                                                        ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.23%
 14,500,000    FNMA TBA%%                                                                       4.50       05/01/2019     14,185,437
     33,639    FNMA #342042+/-                                                                  3.25       06/01/2025         34,543
     57,573    FNMA #344689+/-                                                                  3.27       11/01/2025         58,852
     72,975    FNMA #344692+/-                                                                  3.12       10/01/2025         74,620
     54,255    FNMA #347712+/-                                                                  3.38       06/01/2026         56,201
  2,429,762    FNMA #375462                                                                     6.61       11/01/2007      2,611,068
   4,630,744   FNMA #380581                                                                     6.18       08/01/2008      4,947,953
  3,875,170    FNMA #383017                                                                     6.49       01/01/2008      4,143,664
  3,345,516    FNMA #386890                                                                     3.99       04/01/2011      3,206,468
  7,188,564    FNMA #555326                                                                     5.50       04/01/2033      7,123,277
    952,607    FNMA #557072+/-                                                                  2.63       06/01/2040        972,550
  2,227,982    FNMA #656566                                                                     5.50       04/01/2018      2,276,184
  4,381,027    FNMA #678939                                                                     5.50       02/01/2018      4,475,810
  4,929,420    FNMA #726779+/-                                                                  4.54       05/01/2033      4,993,487
  5,822,424    FNMA #731996+/-                                                                  4.19       09/01/2033      5,833,497
  1,342,350    FNMA #73272                                                                      6.48       12/01/2005      1,394,195
  5,458,318    FNMA #739757+/-                                                                  4.08       08/01/2033      5,456,301
  9,743,819    FNMA #741305                                                                     5.00       09/01/2018      9,750,620
  7,189,686    FNMA #741458+/-                                                                  4.52       10/01/2033      7,283,397
  6,434,565    FNMA #763644                                                                     5.50       01/01/2034      6,376,126
  9,590,072    FNMA #765178                                                                     5.00       01/01/2019      9,596,766
  2,390,265    FNMA #765769                                                                     5.00       02/01/2019      2,391,933
  1,376,643    FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                       7.00       12/25/2041      1,459,672
  7,349,299    FNMA GRANTOR TRUST SERIES 2004-T2                                                6.00       11/25/2034      7,618,454
  5,500,000    FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                       6.00       02/25/2044      5,631,484
     44,530    FNMA SERIES 1988-5 CLASS Z                                                       9.20       03/25/2018         48,419
  1,974,092    FNMA SERIES 1998-M6 CLASS A2                                                     6.32       08/15/2008      2,107,542
  5,000,000    FNMA SERIES 2001-M1 CLASS B                                                      6.12       05/25/2013      5,283,159
  3,830,174    FNMA SERIES 2002-90 CLASS A2                                                     6.50       11/25/2042      4,002,532
  5,000,000    FNMA SERIES 2003-86 CLASS PT                                                     4.50       09/25/2018      4,945,031
 17,500,000    FNMA SERIES 2003-92 CLASS HP                                                     4.50       09/25/2018     17,310,612
  6,000,000    FNMA SERIES 2003-97 CLASS CA                                                     5.00       10/25/2018      6,027,821
  3,158,647    FNMA SERIES 2003-W4 3A                                                           7.00       10/25/2042      3,349,154
  7,500,000    FNMA WHOLE LOAN SERIES 2003-W2 CLASS 2A7                                         5.50       07/25/2042      7,712,936
  6,899,180    FNMA WHOLE LOAN SERIES 2003-W8 CLASS 2A                                          7.00       10/25/2042      7,281,642

                                                                                                                         170,021,407
                                                                                                                        ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.22%
    234,077    GNMA #473917                                                                     7.00       04/15/2028        247,586
     97,422    GNMA #525459                                                                     7.25       07/15/2004        104,830
    689,436    GNMA #531435                                                                     7.00       12/15/2004        741,326
      6,881    GNMA #531965                                                                     7.72       12/15/2041          7,694

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
    239,490    GNMA #533858                                                                    7.35%      06/15/2042   $    264,516
  1,420,685    GNMA #780626                                                                    7.00       08/15/2027      1,502,669
 35,000,000    GNMA SERIES 2003-38 CLASS JC+/-                                                 7.08       04/16/2024     39,044,548

                                                                                                                         41,913,169
                                                                                                                       ------------

STUDENT LOAN MARKETING ASSOCIATION - 0.34%
  2,300,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                                1.57       01/26/2015      2,323,269
                                                                                                                       ------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $301,505,792)                                                               301,462,523
                                                                                                                       ------------

US TREASURY SECURITIES - 9.69%

US TREASURY BONDS - 9.50%
 14,250,000    US TREASURY BOND                                                                7.25       08/15/2022     17,369,410
 23,150,000    US TREASURY BOND                                                                6.25       08/15/2023     25,477,663
  4,310,000    US TREASURY BOND                                                                6.75       08/15/2026      5,038,489
  6,250,000    US TREASURY BOND                                                                5.38       02/15/2031      6,273,194
  3,825,000    US TREASURY BOND - INFLATION PROTECTED&                                         3.38       04/15/2032      4,926,790
  8,500,000    US TREASURY STRIP PRINCIPAL^                                                    5.10       02/15/2015      4,957,634

                                                                                                                         64,043,180
                                                                                                                       ------------

US TREASURY NOTES - 0.19%
  1,300,000    US TREASURY NOTE                                                                4.25       08/15/2013      1,263,845
                                                                                                                       ------------

   TOTAL US TREASURY SECURITIES (COST $65,602,496)                                                                       65,307,025
                                                                                                                       ------------

COLLATERAL FOR SECURITIES LENDING - 40.59%
               COLLATERAL FOR SECURITY LENDING                                                                          273,549,031

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $273,549,031)                                                             273,549,031
                                                                                                                       ------------

SHARES

SHORT-TERM INVESTMENTS - 3.69%
 24,864,611    WELLS FARGO MONEY MARKET TRUST~                                                                           24,864,611
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,864,611)                                                                          24,864,611
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $950,786,911)*                        141.81%                                                                    $955,750,046
OTHER ASSETS AND LIABILITIES, NET           (41.81)                                                                    (281,784,767)
                                            ------                                                                     ------------
TOTAL NET ASSETS                            100.00%                                                                    $673,965,279
                                            ======                                                                     ============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $13,978,906. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $951,377,907 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSIST OF:

      GROSS UNREALIZED APPRECIATION                      $14,259,876
      GROSS UNREALIZED DEPRECIATION                       (9,887,737)
                                                         -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)         $ 4,372,139)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 21.05%
$ 4,750,000    AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2000-3 B+/-                  1.45%      11/15/2007  $   4,758,262
  3,717,139    AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2000-2 CLASS M1+/-            1.75       07/15/2030      3,732,252
    264,688    ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2 CLASS A1+/-      1.36       06/15/2031        264,866
  2,000,000    BANK ONE ISSUANCE TRUST SERIES 2002-C2+/-                                        2.09       05/15/2008      2,015,034
  2,595,000    BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                 6.73       06/10/2023      2,683,638
  9,965,000    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-                1.54       06/01/2025      9,958,881
  5,000,000    CARCO AUTO LOAN MASTER TRUST+/-                                                  1.17       11/15/2006      5,001,776
  6,000,000    CHASE CREDIT CARD MASTER TRUST SERIES 2000-3 CLASS B+/-                          1.45       01/15/2008      6,017,234
  2,000,000    CHASE CREDIT CARD MASTER TRUST SERIES 2001-3 CLASS C+/-                          1.95       09/15/2006      2,000,190
    990,684    CHASE FUNDING LOAN ACQUISITION TRUST SERIES 2001-FF1A2+/-                        1.34       04/25/2031        991,974
  3,337,073    CHESAPEAKE FUNDING LLC SERIES 2002-1 CLASS A1+/-                                 1.30       06/07/2007      3,337,748
    400,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-                   1.58       12/10/2008        402,845
  2,400,735    COUNTRWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-                 1.50       03/25/2033      2,409,845
  7,500,000    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2000-1 CLASS MV1+/-                 1.57       03/25/2031      7,514,422
  1,751,352    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD1 CLASS A1+++/-              1.79       12/25/2032      1,756,552
  2,658,785    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+++/-              1.59       09/25/2032      2,678,157
  2,390,447    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS A1+++/-              1.52       01/25/2033      2,401,611
    538,390    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2000-B CLASS A2+/-                     1.33       08/15/2026        538,207
  3,040,781    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-                      1.34       04/15/2027      3,043,945
  3,019,324    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                      1.34       08/15/2028      3,014,871
  1,747,563    DAIMLERCHRYSLER AUTO TRUST SERIES 2000-E CLASS A4                                6.16       01/08/2006      1,765,943
  9,650,000    EDUCATION FUNDING CAPITAL TRUST I SERIES A1-1+/-                                 1.09       06/01/2042      9,650,000
    933,840    EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                           1.54       01/15/2029        937,250
  1,850,037    FHABS 2004 HE-1+/-                                                               1.31       01/25/2024      1,847,435
  7,500,000    FHLMC SERIES 2605 CLASS PC                                                       4.50       03/15/2013      7,528,162
  2,637,558    FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                      1.35       09/20/2023      2,637,252
  1,374,949    FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-                    5.57       11/19/2032      1,387,324
  3,164,304    FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                                7.55       11/10/2023      3,163,801
  7,372,955    FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                            1.35       01/20/2033      7,376,098
  3,278,270    GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-                 1.38       03/25/2027      3,280,963
  1,500,000    GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+++/-                        1.40       12/02/2013      1,500,840
  2,551,464    HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2002-2, CLASS A+/-                       1.40       04/20/2032      2,556,798
  6,000,000    KEYCORP STUDENT LOAN TRUST SERIES 1995-B B+/-                                    1.70       12/27/2027      6,000,000
  1,248,194    LEHMAN BROTHERS+/-                                                               1.32       12/25/2033      1,248,194
  2,817,361    MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-              1.45       11/15/2031      2,824,206
  8,003,979    MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                                     1.37       11/25/2015      8,020,104
  1,580,738    NELLIE MAE INCORPORATED SERIES 1996-1 CLASS A2+/-                                1.36       12/15/2018      1,580,404
  3,592,379    OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                         1.52       02/25/2033      3,604,997
    411,553    PASS THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-A1 CLASS A1FL+++/-        1.85       06/18/2012        411,399
    521,302    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS A2FL+++/-        2.45       06/18/2012        521,250
  1,733,018    RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2000-HS1 CLASS NOTE+/-         1.34       09/20/2030      1,732,295
  4,027,998    RFSC 04-RP1 A2A+++/-                                                             1.40       11/25/2042      4,027,998
  5,000,000    SALLIE MAE INCORPORATED                                                          3.38       07/15/2004      5,013,115
    927,595    SEQUOIA MORTGAGE TRUST+/-                                                        2.31       10/25/2024        935,938
  3,193,002    SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                                 1.43       06/20/2033      3,193,538
  3,656,111    SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                       1.45       10/19/2026      3,624,731
  5,000,000    STRATEGIC HOTEL CAPITAL INCORPORATED SERIES 1-A+++/-                             1.65       02/15/2013      4,990,160
  2,000,000    STRUCTURED ASSET REPACKAGED TRUST+++/-                                           1.65       03/21/2006      2,003,426

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES (CONTINUED)
  5,360,300    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-              3.83       03/25/2033  $   5,316,281
  5,896,494    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-NP2 A1+++/-                  1.40       12/25/2032      5,896,494
  9,000,000    TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2003 B+/-                             1.13       08/15/2007      9,001,891
  9,000,000    UNION FINANCIAL SERVICES TAXABLE STUDENT LOAN SERIES 1998-A B5+/-                1.12       12/01/2032      9,000,239
  3,353,555    VENDEE MORTGAGE TRUST SERIES 2002-3 CLASS B                                      6.00       03/15/2021      3,429,500
    899,363    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-                  1.53       12/25/2032        903,346
  6,085,973    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 ALL1+/-               1.36       07/02/2018      6,096,490
  3,881,932    WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                                    4.52       03/25/2033      3,888,583
  1,890,638    WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST SERIES 2001-AA CLASS B+++/-     2.00       07/20/2007      1,885,602

TOTAL ASSET-BACKED SECURITIES (COST $203,591,556)                                                                        203,304,357
                                                                                                                       -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.08%

$   684,884    BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-                   5.87%      07/20/2032        691,211
  3,697,857    BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-                   4.57       02/25/2033      3,711,497
  6,025,000    CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                                       1.30       11/07/2008      6,038,195
    687,702    COUNTRYWIDE HOME LOANS SERIES 2001-23 CLASS 6A1+/-                               3.09       12/25/2031        689,934
  1,372,911    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17 CLASS 2A1+/-    5.62       12/19/2039      1,390,759
  2,944,191    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2 CLASS 2A1+/-     4.90       02/25/2033      2,963,705
  8,189,715    EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 3A3+/-                               2.47       09/25/2033      8,229,472
  2,313,908    GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 A+/-                             1.32       07/25/2029      2,314,891
    132,111    HOUSING SECURITIES INCORPORATED SERIES 1995-B CLASS A1A+/-                       3.34       11/25/2028        132,336
  2,103,327    IMMPAC CMB TRUST SERIES 2001-4 CLASS A1+/-                                       1.52       12/25/2031      2,107,392
  3,500,000    MALL OF AMERICA COMPANY LLC SERIES 2000-1 CLASS A+++/-                           1.40       03/12/2010      3,497,181
  8,228,657    MERRIL LYNCH CREDIT CORPORATION MORTGAGE INVESTORS INCORPORATED+/-               1.59       03/25/2028      8,285,133
    359,760    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1994-A CLASS A3+/-                   1.90       07/15/2019        359,944
 11,348,330    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-                    1.50       10/15/2020     11,381,773
    922,012    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-                    1.48       09/15/2021        923,131
  1,982,756    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-                    1.38       03/16/2026      1,984,524
  7,709,824    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-                    1.48       03/15/2025      7,736,239
  5,873,640    MLCC MORTGAGE INVESTORS SERIES 2004-A A1+/-                                      1.33       04/25/2029      5,860,258
  7,208,312    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-                4.60       03/25/2033      7,223,924
  3,145,592    NATIONSLINK FUNDING CORPORATION                                                  6.65       11/10/2030      3,280,679
  3,386,840    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                      1.45       11/10/2030      3,390,281
    657,254    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                           7.56       11/10/2030        711,664
  9,150,000    PRINCIPAL RESIDENTIAL MORTGAGE CAPITAL RESOURCES SERIES 2001-3A CLASS A2+++/-    1.39       12/20/2006      9,153,660
    770,935    PROVIDIAN HOME EQUITY LOAN TRUST SERIES 1999-1 A+/-                              1.39       06/25/2025        772,942
  3,835,788    RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2003-HS1 AII+/-      1.39       12/25/2032      3,840,238
  3,203,708    RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+++/-         1.60       05/05/2033      3,219,733
  5,653,037    SASCO SERIES 2003-39EX+/-                                                        1.55       08/25/2033      5,667,632
 11,119,413    SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                                       1.42       12/20/2033     11,128,308

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $116,846,914)                                                            116,686,636
                                                                                                                       -------------

CORPORATE BONDS & NOTES - 25.49%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.32%
     2,984,000 REEBOK INTERNATIONAL LIMITED                                                    6.750        9/15/2005      3,118,805
                                                                                                                       -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.37%
  3,550,000    MASCO CORPORATION SERIES 144A+++/-                                               1.37       03/09/2007      3,549,535
                                                                                                                       -------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 0.40%
  3,775,000    RPM INTERNATIONAL INCORPORATED                                                   7.00       06/15/2005  $   3,856,872
                                                                                                                       -------------

COMMUNICATIONS - 1.20%
$ 4,000,000    COX COMMUNICATIONS INCORPORATED SERIES MTN                                       6.69%      09/20/2004      4,055,108
  3,080,000    COX RADIO INCORPORATED                                                           6.63       02/15/2006      3,260,408
  2,192,000    TCI COMMUNICATIONS INCORPORATED                                                  8.65       09/15/2004      2,239,709
  1,825,000    TIME WARNER COMPANIES INCORPORATED                                               8.11       08/15/2006      2,002,280

                                                                                                                          11,557,505
                                                                                                                       -------------

DEPOSITORY INSTITUTIONS - 3.22%
  1,750,000    ASSOCIATED BANK GREEN BAY SERIES BKNT+/-                                         1.24       12/10/2004      1,750,842
  2,100,000    BANK OF AMERICA CORPORATION SERIES MTN1+/-                                       1.37       08/26/2005      2,105,813
  3,000,000    BANKERS TRUST CORPORATION                                                        8.25       05/01/2005      3,159,945
  2,225,000    BB&T CORPORATION+/-                                                              6.38       06/30/2005      2,317,673
  3,497,000    FIFTH THIRD BANK MICHIGAN+/-                                                     7.75       08/15/2010      3,685,834
  2,450,000    KEYCORP SERIES MNTF+/-                                                           1.59       08/30/2004      2,451,906
  1,200,000    MERCANTILE BANCORPORATION                                                        7.05       06/15/2004      1,202,352
  4,000,000    OLD NATIONAL BANK SERIES BKNT+/-                                                 1.47       01/31/2005      4,002,880
  3,068,000    PNC BANK NA                                                                      7.88       04/15/2005      3,218,538
  2,700,000    STATE STREET CAPITAL TRUST II+/-                                                 1.75       02/15/2008      2,717,877
  1,250,000    US BANCORP FIRST BANK                                                            7.63       05/01/2005      1,310,936
    425,000    WACHOVIA CORPORATION                                                             6.88       09/15/2005        449,875
  2,710,000    WASHINGTON MUTUAL BANK FA SERIES MTN+/-                                          1.52       07/25/2006      2,723,415

                                                                                                                          31,097,886
                                                                                                                       -------------

EATING & DRINKING PLACES - 0.37%
  3,588,000    ARAMARK SERVICES INCORPORATED                                                    6.75       08/01/2004      3,615,502
                                                                                                                       -------------

EDUCATIONAL SERVICES - 0.24%
  2,280,978    EDUCATION LOANS INCORPORATED SERIES 1998-1 CLASS J+/-                            1.38       06/01/2020      2,278,406
                                                                                                                       -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.23%
  4,000,000    DUKE ENERGY CORPORATION+/-                                                       1.57       12/08/2005      4,007,952
  3,765,000    DUKE ENERGY FIELD SERVICES LLC                                                   7.50       08/16/2005      3,975,670
  3,550,000    EL PASO ELECTRIC COMPANY SERIES D                                                8.90       02/01/2006      3,880,420

                                                                                                                          11,864,042
                                                                                                                       -------------

FINANCIAL SERVICES - 0.26%
  2,500,000    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                               1.31       07/11/2006      2,503,710
                                                                                                                       -------------

FOOD - 0.07%
    665,000    RALCORP HOLDINGS                                                                 8.75       09/15/2004        677,636
                                                                                                                       -------------

FOOD & KINDRED PRODUCTS - 1.07%
  1,750,000    GENERAL MILLS INCORPORATED SERIES MTNB                                           8.11       11/18/2004      1,798,685
  4,250,000    KRAFT FOODS INCORPORATED+/-                                                      1.32       11/26/2004      4,251,437
  1,600,000    RUBBERMAID INCORPORATED                                                          6.60       11/15/2006      1,721,608
  2,500,000    TYSON FOODS INCORPORATED                                                         6.63       10/01/2004      2,531,100

                                                                                                                          10,302,830
                                                                                                                       -------------

FOOD STORES - 0.47%
  4,500,000    SAFEWAY INCORPORATED+/-                                                          1.63       11/01/2005      4,502,885
                                                                                                                       -------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
FORESTRY - 0.41%
     3,750,000 WEYERHAEUSER CO                                                                  6.13       03/15/2007  $   3,974,914
                                                                                                                       -------------

HOLDING & OTHER INVESTMENT OFFICES - 2.14%
$ 7,500,000    COLLEGIATE FUNDING SERVICES EDUCATION LOAN TRUST SERIES 2003-A CLASS A2+/-       1.47%      09/28/2020      7,509,279
  7,500,000    COLLEGIATE FUNDING SERVICES EDUCATION LOAN TRUST SERIES A2+++/-                  1.12       12/01/2041      7,500,000
  3,750,000    PRINCIPAL LIFE GLOBAL FUNDING I SERIES MTN+++/-                                  1.34       05/27/2005      3,760,672
  1,885,000    SPIEKER PROPERTIES LP                                                            6.88       02/01/2005      1,934,289

                                                                                                                          20,704,240
                                                                                                                       -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
  2,500,000    MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                     6.88       11/15/2005      2,649,415
                                                                                                                       -------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.16%
  2,675,000    ALLSTATE FINANCIAL GLOBAL FUNDING+++/-                                           1.34       03/22/2005      2,681,551
  4,450,000    FARMERS INSURANCE EXCHANGE++                                                     8.50       08/01/2004      4,486,001
  4,000,000    NATIONWIDE LIFE GLOBAL FIND SERIES 144A+++/-                                     1.21       05/15/2007      3,997,596

                                                                                                                          11,165,148
                                                                                                                       -------------

INSURANCE CARRIERS - 1.21%
  1,900,000    AMERUS GROUP COMPANY                                                             6.95       06/15/2005      1,971,178
  1,250,000    AON CORPORATION                                                                  6.90       07/01/2004      1,255,204
    625,000    BERKLEY CORPORATION SERIES MTNA                                                  6.38       04/15/2005        644,686
  1,000,000    LINCOLN NATIONAL CORPORATION                                                     7.25       05/15/2005      1,049,903
  3,000,000    PROVIDENT COMPANIES INCORPORATED                                                 6.38       07/15/2005      3,053,064
  3,500,000    UNITRIN INCORPORATED                                                             5.75       07/01/2007      3,688,114

                                                                                                                          11,662,149
                                                                                                                       -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.36%
  3,500,000    EASTMAN KODAK COMPANY SERIES MTNA+/-                                             1.69       11/08/2004      3,492,426
                                                                                                                       -------------

METAL MINING - 0.85%
  4,800,000    ALCAN INCORPORATED SERIES 144A+++/-                                              1.52       12/08/2005      4,810,267
  3,350,000    NORANDA INCORPORATED                                                             8.13       06/15/2004      3,356,978

                                                                                                                           8,167,245
                                                                                                                       -------------

MORTGAGE BACKED SECURITIES - 1.24%
  4,240,006    KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                            1.27       10/25/2025      4,235,368
  4,649,327    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS 2A2+/-        4.21       02/25/2033      4,625,055
  3,091,251    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-                   1.44       04/25/2028      3,102,784

                                                                                                                          11,963,207
                                                                                                                       -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.64%
  2,000,000    AMERICAN GENERAL FINANCE SERIES MTNH+/-                                          1.24       04/05/2007      1,998,674
  1,500,000    BOEING CAPITAL CORPORATION SERIES MTNX+/-                                        1.59       10/15/2004      1,500,252
  3,142,000    EQUIFAX INCORPORATED                                                             6.30       07/01/2005      3,268,660
  4,750,000    FORD MOTOR CREDIT COMPANY+/-                                                     1.36       04/28/2005      4,736,030
  2,000,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                              1.26       09/15/2004      2,001,200
  4,000,000    GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN+/-                              2.40       10/20/2005      4,030,740
  4,180,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                              1.28       01/09/2007      4,182,044
  2,000,000    JOHN HANCOCK GLOBAL FUNDING II SERIES 144A+++/-                                  1.28       04/03/2009      1,997,282
    696,000    LEHMAN BROTHERS HOLDINGS CORPORATION SERIES EMTN+/-                              1.61       09/28/2005        700,267
  2,565,000    MARSHALL AND ILSLEY BANK+/-                                                      1.14       10/02/2006      2,561,948
  1,000,000    MISSION VALLEY FINANCE++                                                         6.78       12/15/2004      1,023,750

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
  3,380,000    MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING RATE+/-                1.43       11/24/2006  $   3,380,227
  2,393,410    MORGAN STANLEY DEAN WITTER CORPORATION HELOC TRUST SERIES 2003-2 A+/-            1.36       04/25/2016      2,395,060
$ 7,795,108    RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                            1.60%      12/25/2033      7,846,394
  3,195,422    RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-                    1.44       08/25/2032      3,200,832

                                                                                                                          44,823,360
                                                                                                                       -------------

OIL & GAS EXTRACTION - 1.18%
  3,172,000    COLUMBIA ENERGY GROUP                                                            6.80       11/28/2005      3,355,779
  2,970,000    HALLIBURTON COMPANY+/-                                                           2.65       10/17/2005      3,002,667
  3,595,000    PIONEER NATIONAL RESOURCES                                                       8.88       04/15/2005      3,764,724
  1,285,000    TRANSOCEAN INCORPORATED                                                          6.75       04/15/2005      1,323,655

                                                                                                                          11,446,825
                                                                                                                       -------------

PRIMARY METAL INDUSTRIES - 0.45%
  4,420,000    ALCOA INCORPORATED+/-                                                            1.40       12/06/2004      4,425,927
                                                                                                                       -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.39%
    525,000    DONNELLEY & SONS SERIES MTNC                                                     6.66       07/06/2005        545,407
  3,208,000    QUEBECOR WORLD INCORPORATED                                                      6.50       08/01/2027      3,227,223

                                                                                                                           3,772,630
                                                                                                                       -------------

RAILROAD TRANSPORTATION - 0.24%
     2,201,000 UNION PACIFIC CORPORATION                                                        7.60       05/05/2005      2,306,162
                                                                                                                       -------------

REAL ESTATE - 0.73%
  1,400,000    JDN REALTY CORPORATION                                                           6.80       08/01/2004      1,408,487
  1,800,000    JDN REALTY CORPORATION                                                           6.95       08/01/2007      1,944,634
  4,000,000    MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-              1.59       10/20/2029      3,745,641

                                                                                                                           7,098,762
                                                                                                                       -------------

SECURITY & Commodity Brokers, Dealers, Exchanges & Services - 0.20%
  2,000,000    Merrill Lynch & COMPANY INCORPORATED SERIES MTN+/-                               1.52       05/22/2006      2,012,754
                                                                                                                       -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.22%
  2,000,000    LAFARGE NORTH AMERICA CORPORATION                                                6.38       07/15/2005      2,079,264
                                                                                                                       -------------

TRANSPORTATION BY AIR - 0.18%
  1,700,000    FEDEX CORPORATION SERIES 144A+++/-                                               1.39       04/01/2005      1,699,796
                                                                                                                       -------------

TRANSPORTATION EQUIPMENT - 0.40%

  3,800,000    DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTND+/-                            1.91       09/26/2005      3,822,561
                                                                                                                       -------------

TOTAL CORPORATE BONDS & NOTES (COST $246,259,450)                                                                        246,192,399
                                                                                                                       -------------

FUNDING AGREEMENT - 0.26%
  2,500,000    MONUMENTAL LIFE INSURANCE COMPANY+/-                                             1.15       10/20/2006      2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                                  2,500,000
                                                                                                                       -------------

LOAN PARTICIPATION - 0.53%
  4,000,000    TIMES SQUARE DEVELOPMENT BANK LOAN+/-                                            2.09       01/23/2007      4,000,000
  1,100,100    UNITED STATES DEPARTMENT OF AGIRCULTURE LOANS+/-                                 2.25       10/15/2020      1,106,976

TOTAL LOAN PARTICIPATION (COST $5,105,351)                                                                                 5,106,976
                                                                                                                       -------------

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--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
MEDIUM TERM NOTES - 0.05%
    500,000    JOHN HANCOCK GLOBAL FUNDING II+++/-                                              1.27       08/30/2004  $     500,151

TOTAL MEDIUM TERM NOTES (COST $499,859)                                                                                      500,151
                                                                                                                       -------------

MUNICIPAL BONDS & NOTES - 7.20%
$ 7,000,000    ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION SERIES B1ss.+/-                   1.20%      12/01/2037      7,000,000
  4,700,000    COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUEss.+/-            1.40       12/01/2032      4,700,000
  3,500,000    EDUCATIONAL FUNDING SOUTH INCORPORATED TENNESSEE EDUCATIONAL
               LOAN REVENUE SERIES B-2ss.+/-                                                    1.18       06/01/2038      3,500,000
 10,000,000    FLORIDA EDUCATIONAL LOAN MARKETING CORP EDUCATIONAL LOAN REVENUE
               RAMS TAXABLE SERIES C-4ss.+/-                                                    1.27       12/01/2038     10,000,000
    745,000    HUDSON COUNTY NEW JERSEY (GENERAL OBLIGATION - STATES, TERRITORIES LOC)          6.09       09/01/2005        767,074
 13,900,000    NORTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY REVENUE
               GUARANTEED STUDENT LOANS SERIES LN-Nss.+/-                                       1.30       09/01/2015     13,900,000
  7,020,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
               REVENUE SERIES A-2ss.+/-                                                         1.10       06/01/2033      7,020,000
  6,450,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
               REVENUE SERIES A-3ss.+/-                                                         1.14       09/01/2026      6,450,000
  3,250,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
               REVENUE SERIES A-3ss.+/-                                                         1.05       06/01/2033      3,250,000
  5,000,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
               REVENUE SERIES A-4ss.+/-                                                         1.07       06/01/2043      5,000,000
  8,000,000    STUDENT LOAN FINANCE ASSOCIATION WASHINGTON (EDUCATIONAL FACILITIES
               REVENUE LOC)ss.+/-                                                               1.28       06/01/2038      8,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $69,556,882)                                                                          69,587,074
                                                                                                                       -------------

US GOVERNMENT AGENCY SECURITIES - 28.02%
FEDERAL AGENCY & GOVERNMENT - 0.35%
     22,644    SBA #500276+/-                                                                   5.88       05/25/2007         23,285
    205,995    SBA #500957+/-                                                                   4.25       07/25/2014        214,303
    138,452    SBA #501224+/-                                                                   2.75       06/25/2015        138,959
     25,701    SBA #502966+/-                                                                   5.23       05/25/2015         27,146
    194,348    SBA #503405+/-                                                                   4.38       05/25/2016        204,872
    872,834    SBA #503611+/-                                                                   3.88       12/25/2021        914,222
     29,722    SBA #503653+/-                                                                   4.63       01/25/2010         30,786
    552,934    SBA #503658+/-                                                                   5.13       09/25/2010        576,937
     211,458   SBA #503664+/-                                                                   4.48       01/25/2013        219,808
    934,890    SBA SERIES 10-C                                                                  7.88       05/01/2010      1,009,950

                                                                                                                           3,360,268
                                                                                                                       -------------

FEDERAL FARM CREDIT BANK - 1.04%
 10,000,000    FFCB+/-                                                                          1.03       06/20/2006     10,001,480
                                                                                                                       -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.72%
     48,973    FHLMC # 410220+/-                                                                3.28       10/01/2025         50,081
     83,321    FHLMC # 611084+/-                                                                3.51       06/01/2030         86,507
    552,174    FHLMC #786614+/-                                                                 4.68       08/01/2025        563,620
    230,959    FHLMC #845151+/-                                                                 3.28       06/01/2022        237,512
     35,136    FHLMC #846367+/-                                                                 3.45       04/01/2029         36,302
  2,658,825    FHLMC #E90573                                                                    6.00       07/01/2017      2,764,430
    636,459    FHLMC SERIES 1192 CLASS I                                                        7.50       01/15/2007        645,469
    985,995    FHLMC SERIES 29 CLASS A1+/-                                                      1.23       09/15/2026        986,011
    629,332    FHLMC SERIES 31 CLASS A7+/-                                                      1.23       05/25/2031        629,166
  2,303,920    FHLMC SERIES T-35 CLASS A+/-                                                     1.24       09/25/2031      2,305,400
 11,531,406    FHLMC SERIES T-55 1A2                                                            7.00       03/25/2043     12,047,443

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$ 6,695,161    FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-54 CLASS 3A                    7.00%      02/25/2043  $   7,081,788
  7,279,198    FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-54 CLASS 4A+/-                 4.42       02/25/2043      7,418,158
  9,990,066    FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-58 CLASS 4A                    7.50       09/25/2043     10,748,942

                                                                                                                          45,600,829
                                                                                                                       -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.43%
    317,991    FNMA #155506+/-                                                                  3.20       04/01/2022        326,359
    850,032    FNMA #190815+/-                                                                  3.71       07/01/2017        817,773
     92,206    FNMA #220706+/-                                                                  3.23       06/01/2023         95,058
    690,464    FNMA #253482                                                                     8.50       10/01/2030        744,604
    129,314    FNMA #318464+/-                                                                  3.25       04/01/2025        132,595
    360,558    FNMA #321051+/-                                                                  3.24       08/01/2025        371,787
     65,561    FNMA #331866+/-                                                                  3.42       12/01/2025         67,429
 15,000,000    FNMA #460900                                                                     3.92       01/01/2008     15,137,244
     63,531    FNMA #46698+/-                                                                   2.78       12/01/2015         63,793
     27,570    FNMA #519047+/-                                                                  3.46       09/01/2029         28,632
  4,666,349    FNMA #545927                                                                     6.50       12/01/2015      4,926,498
  5,076,830    FNMA #631367                                                                     5.50       02/01/2017      5,186,667
  6,012,252    FNMA #686043+/-                                                                  4.43       07/01/2033      6,086,068
  7,892,212    FNMA #693015+/-                                                                  4.22       06/01/2033      7,919,312
  5,411,349    FNMA #726776+/-                                                                  4.54       05/01/2033      5,430,918
 13,079,737    FNMA #726779+/-                                                                  4.54       05/01/2033     13,249,733
  3,048,005    FNMA #732003+/-                                                                  4.48       09/01/2033      3,096,314
  6,046,144    FNMA #734329+/-                                                                  4.28       06/01/2033      5,986,798
 10,916,636    FNMA #739757+/-                                                                  4.08       08/01/2033     10,912,602
 14,232,124    FNMA #739759+/-                                                                  4.13       08/01/2033     14,246,619
 11,233,778    FNMA #741447+/-                                                                  4.07       10/01/2033     11,264,975
 11,474,515    FNMA #741454+/-                                                                  4.09       10/01/2033     11,524,220
  5,788,018    FNMA GOLD POOL TBA%%                                                             7.50       07/17/2017      6,166,223
  2,194,692    FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                      7.50       05/25/2042      2,361,298
  3,055,302    FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                                   1.20       08/25/2032      3,054,627
  6,608,537    FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                                    1.21       09/26/2033      6,610,743
 11,001,316    FNMA HYBRID TBA+/-%%                                                             4.81       11/25/2033     11,265,041
    743,287    FNMA SERIES 1991-146 CLASS Z                                                     8.00       10/25/2006        775,832
    548,357    FNMA SERIES 2001-W1 CLASS AV1+/-                                                 1.22       08/25/2031        548,353
  3,671,728    FNMA SERIES 2002-16 CLASS QC                                                     5.50       02/25/2012      3,675,652
  3,180,767    FNMA SERIES 2002-90 CLASS A2                                                     6.50       11/25/2042      3,323,902
  5,615,372    FNMA SERIES 2003-W4 3A                                                           7.00       10/25/2042      5,954,052
  5,532,927    FNMA SERIES 2004-W2 2A2                                                          7.00       02/25/2044      5,856,007
  2,262,464    FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                         7.50       08/25/2042      2,434,215
  4,546,751    FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                     1.28       02/25/2033      4,551,783
  6,218,156    FNMA WHOLE LOAN SERIES 2003-W16 CLASS AF1+/-                                     1.19       10/25/2033      6,220,561
  6,899,180    FNMA WHOLE LOAN SERIES 2003-W8 CLAss 2A                                          7.00       10/25/2042      7,281,642

                                                                                                                         187,695,929
                                                                                                                       -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.09%
    774,334    GNMA #780533                                                                     7.00       07/15/2008        827,013
                                                                                                                       -------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE  MATURITY DATE        VALUE
STUDENT LOAN MARKETING ASSOCIATION - 2.39%
$ 3,000,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                              1.52%      01/26/2015   $    3,030,351
 10,000,000    SLMA SERIES 2003-10A CLASS AIG+++/-                                           1.11       12/15/2016       10,000,000
 10,000,000    STUDENT LOAN CONSOLIDATION CENTER SERIES A-9+++/-                             1.13       07/01/2042       10,000,000
                                                                                                                         23,030,351
                                                                                                                     --------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $270,838,924)                                                               270,515,870
                                                                                                                     --------------
US TREASURY SECURITIES - 1.13%

US TREASURY NOTES - 1.13%
 11,005,000    US TREASURY NOTE                                                              3.00       02/15/2008       10,862,276
                                                                                                                     --------------

TOTAL US TREASURY SECURITIES (COST $11,290,339)                                                                          10,862,276
                                                                                                                     --------------

COLLATERAL FOR SECURITIES LENDING - 17.79%

               COLLATERAL FOR SECURITY LENDING                                                                          171,758,853

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $171,758,853)                                                             171,758,853
                                                                                                                     --------------
SHARES

SHORT-TERM INVESTMENTS - 4.02%
 38,851,612    WELLS FARGO MONEY MARKET TRUST~                                                                           38,851,612
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $38,851,612)                                                                          38,851,612
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,137,099,740)*                      117.62%                                                                  $1,135,866,204
OTHER ASSETS AND LIABILITIES, NET           (17.62)                                                                    (170,121,772)
                                            ------                                                                   --------------
   TOTAL NET ASSETS                         100.00%                                                                  $  965,744,432
                                            ======                                                                   ==============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%%    SECURITY ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $17,450,532 (SEE
      NOTE 2).

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,137,100,937 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                          $ 2,919,660
      GROSS UNREALIZED DEPRECIATION                           (4,154,393)
                                                             -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)             $(1,234,733)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 6.30%
$ 1,839,000    AESOP FUNDING II LLC SERIES 1998-1 CLASS A++                                     6.14%      05/20/2006   $  1,898,104
  1,000,000    BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                 6.73       06/10/2023      1,034,157
  1,345,000    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-                1.55       06/01/2025      1,344,174
  1,000,000    CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                              6.60       02/25/2032      1,058,207
  1,050,881    EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                              6.69       07/25/2030      1,105,234
    650,703    GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                          6.86       07/15/2029        674,250
    884,347    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1                         6.92       08/15/2026        910,450
  1,000,000    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                         8.36       07/15/2030      1,098,101
    991,119    LONG BEACH MORTGAGE LOAN TRUST SERIES 2002-1 CLASS 2A4                           6.46       05/25/2032        999,150
    192,059    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS A2FL+++/-        2.45       06/18/2012        192,039
  1,226,000    RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++                          6.70       09/25/2007      1,245,173
  1,000,000    RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6              5.98       08/25/2019      1,045,875
    805,387    SAXON ASSET SECURITIES TRUST SERIES 1999-2 CLASS AF6                             6.42       03/25/2014        822,070
    243,560    SEQUOIA MORTGAGE TRUST+/-                                                        2.35       10/25/2024        245,751
    212,135    VAN KAMPEN CLO I LIMITED+++/-                                                    1.44       10/08/2007        211,604
    298,721    WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST SERIES 2001-AA CLASS B+++/-     2.00       07/20/2007        297,925

TOTAL ASSET-BACKED SECURITIES (COST $13,863,073)                                                                          14,182,264
                                                                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.68%
  2,638,329    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION                                  5.50       06/25/2033      2,646,538
  1,750,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5 CLASS 10A1+/-           5.02       05/01/2034      1,736,000
     53,977    HOUSING SECURITIES INCORPORATED SERIES 1995-B CLASS A1A+/-                       3.32       11/25/2028         54,069
  1,828,789    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1 CLASS A3            7.12       06/18/2029      1,967,151
    931,381    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                      1.45       11/10/2030        932,327
    328,627    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                           7.56       11/10/2030        355,832
    582,492    RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+++/-         1.60       11/25/2034        585,406

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,237,265)                                                                8,277,323
                                                                                                                        ------------

CORPORATE BONDS & NOTES - 38.44%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS - 0.44%
    850,000    US ONCOLOGY INCORPORATED                                                         9.63       02/01/2012        994,500
                                                                                                                        ------------

AEROSPACE, DEFENSE - 0.21%
    450,000    AMOR HOLDINGS INCORPORATED                                                       8.25       08/15/2013        480,375
                                                                                                                        ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & Similar Materials - 0.39%
    500,000    Phillips-Van Heusen                                                              7.75       11/15/2023        477,500
    375,000    Russell Corporation                                                              9.25       05/01/2010        390,938

                                                                                                                             868,438
                                                                                                                        ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
    150,000    DELCO REMY INTERNATIONAL INCORPORATED+++/-                                       5.16       04/15/2009        151,500
                                                                                                                        ------------

BUSINESS SERVICES - 1.17%
    250,000    AFFINITY GROUP INCORPORATED++                                                    9.00       02/15/2012        253,750
    600,000    CENDANT CORPORATION                                                              7.38       01/15/2013        666,331
    375,000    IRON MOUNTAIN INCORPORATED                                                       8.63       04/01/2013        397,500
    600,000    NCR CORPORATION                                                                  7.13       06/15/2009        657,229
    625,000    UNISYS CORPORATION                                                               8.13       06/01/2006        665,625

                                                                                                                           2,640,435
                                                                                                                        ------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 2.64%
$   225,000    AIRGAS INCORPORATED                                                              9.13%      10/01/2011   $    254,250
    500,000    AIRGAS INCORPORATED SERIES MTN                                                   7.75       09/15/2006        533,750
    650,000    BRISTOL MYERS SQUIBB                                                             5.75       10/01/2011        677,493
    700,000    EASTMAN CHEMICAL COMPANY                                                         7.00       04/15/2012        765,877
    375,000    IMC GLOBAL INCORPORATED                                                         10.88       06/01/2008        435,000
    400,000    IMC GLOBAL INCORPORATED SERIES B                                                11.25       06/01/2011        462,000
    900,000    LYONDELL CHEMICAL COMPANY SERIES A                                               9.63       05/01/2007        940,500
    400,000    OLIN CORPORATION                                                                 9.13       12/15/2011        478,999
    850,000    RPM INTERNATIONAL INCORPORATED                                                   7.00       06/15/2005        868,435
    500,000    WYETH                                                                            6.95       03/15/2011        535,423

                                                                                                                           5,951,727
                                                                                                                        ------------

COMMUNICATIONS - 1.34%
    575,000    CANWEST MEDIA INCORPORATED                                                      10.63       05/15/2011        642,563
    475,000    COX COMMUNICATIONS INCORPORATED                                                  7.88       08/15/2009        539,053
    500,000    L3 COMMUNICATIONS CORPORATION                                                    7.63       06/15/2012        516,250
    375,000    PANAMSAT CORPORATION                                                             6.38       01/15/2008        382,031
    275,000    SINCLAIR BROADCAST GROUP INCORPORATED                                            8.75       12/15/2011        293,563
    600,000    TIME WARNER INCORPORATED                                                         6.88       05/01/2012        648,514

                                                                                                                           3,021,974
                                                                                                                        ------------

CONSUMER SERVICES - 0.24%
    500,000    NIELSEN MEDIA                                                                    7.60       06/15/2009        549,987
                                                                                                                        ------------

DEPOSITORY INSTITUTIONS - 6.85%
  1,100,000    ASSOCIATED BANCORP                                                               6.75       08/15/2011      1,201,696
  1,050,000    BANK ONE CAPITAL IV+/-                                                           2.81       09/01/2030      1,063,970
  1,839,000    BANKAMERICA CAPITAL III+/-                                                       1.71       01/15/2027      1,769,158
  1,489,000    CHASE CAPITAL VI+/-                                                              1.80       08/01/2028      1,433,949
  1,000,000    CITY NATIONAL BANK                                                               6.75       09/01/2011      1,096,012
    625,000    COLONIAL BANK                                                                    9.38       06/01/2011        729,401
  1,226,000    DEPOSIT GUARANTY CORPORATION                                                     7.25       05/01/2006      1,332,760
  1,226,000    FARMERS EXCHANGE CAPITAL++                                                       7.20       07/15/2048      1,139,061
  1,250,000    FIRSTAR BANK NA                                                                  7.13       12/01/2009      1,406,860
    800,000    HAVEN CAPITAL TRUST I                                                           10.46       02/01/2027        920,000
    665,000    MANUFACTURERS & TRADERS TRUST COMPANY                                            8.00       10/01/2010        779,154
    650,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                        2.09       04/01/2027        644,158
    450,000    NTC CAPITAL TRUST SERIES A+/-                                                    1.66       01/15/2027        432,820
  1,250,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                           7.80       08/18/2010      1,465,052

                                                                                                                          15,414,051
                                                                                                                        ------------

EATING & DRINKING PLACES - 0.30%
    672,000    ARAMARK SERVICES INCORPORATED                                                    6.75       08/01/2004        677,151
                                                                                                                        ------------

EDUCATIONAL SERVICES - 1.76%
  2,235,000    MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                            7.25       11/02/2049      2,611,987
  1,250,000    STANFORD UNIVERSITY SERIES MTNA                                                  6.16       04/30/2011      1,356,646

                                                                                                                           3,968,633
                                                                                                                        ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.25%
    500,000    DUKE ENERGY FIELD SERVICES LLC                                                   7.88       08/16/2010        569,798
                                                                                                                        ------------

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.83%
$   500,000    RAYOVAC CORPORATION                                                              8.50%      10/01/2013   $    516,250
    400,000    SANMINA - SCI CORPORATION                                                       10.38       01/15/2010        458,000
    850,000    THOMAS & BETTS CORPORATION SERIES MTN                                            6.63       05/07/2008        900,715

                                                                                                                           1,874,965
                                                                                                                        ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.27%
    600,000    MASSEY ENERGY COMPANY                                                            6.95       03/01/2007        609,000
                                                                                                                        ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.34%
   775,000     THE SHAW GROUP INCORPORATED                                                     10.75       03/15/2010        757,563
                                                                                                                        ------------

FOOD & KINDRED PRODUCTS - 1.47%
    450,000    CADBURY SCHWEPPES US FINANCE LLC++                                               3.88       10/01/2008        441,281
    650,000    CONAGRA FOODS INCORPORATED                                                       7.88       09/15/2010        750,541
    375,000    CONSTELLATION BRANDS INCORPORATED SERIES B                                       8.00       02/15/2008        402,187
    375,000    CORN PRODUCTS INTERNATONAL INCORPORATED                                          8.25       07/15/2007        407,812
    375,000    COTT BEVERAGES USA INCORPORATED                                                  8.00       12/15/2011        400,313
    500,000    GENERAL MILLS INCORPORATED                                                       6.00       02/15/2012        521,658
    375,000    LAND O LAKES INCORPORATED ++                                                     9.00       12/15/2010        391,875

                                                                                                                           3,315,667
                                                                                                                        ------------
FORESTRY - 0.56%
    500,000    TEMBEC INDUSTRIES                                                                8.63       06/30/2009        500,000
    700,000    WEYERHAEUSER COMPANY                                                             6.75       03/15/2012        756,228

                                                                                                                           1,256,228
                                                                                                                        ------------

GENERAL MERCHANDISE STORES - 0.23%
    475,000    RITE AID CORPORATION                                                             9.50       02/15/2011        513,000
                                                                                                                        ------------

HEALTH SERVICES - 0.97%
    200,000    ADVANCED MEDICAL OPTICS INCORPORATED                                             9.25       07/15/2010        218,000
    850,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                                        7.50       05/01/2031        957,312
    600,000    HEALTHSOUTH CORPORATION                                                          7.63       06/01/2012        582,000
    400,000    NDC HEALTH CORPORATION                                                          10.50       12/01/2012        428,000

                                                                                                                           2,185,312
                                                                                                                        ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
    475,000    JOHNSONDIVERSEY INCORPORATED SERIES B                                            9.63       05/15/2012        508,250
    500,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                                          7.25       07/15/2010        573,985
    750,000    PRINCIPAL LIFE GLOBAL FUNDING I++                                                6.25       02/15/2012        807,725

                                                                                                                           1,889,960
                                                                                                                        ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
    500,000    STEELCASE INCORPORATED                                                           6.38       11/15/2006        514,715
                                                                                                                        ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.25%
    266,000    HOST MARRIOTT CORPORATION SERIES B                                               7.88       08/01/2008        272,650
    280,000    MGM MIRAGE                                                                       6.88       02/06/2008        291,200

                                                                                                                             563,850
                                                                                                                        ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.46%
    500,000    AMERICAN STANDARD INCORPORATED                                                   8.25       06/01/2009        562,500
    400,000    BRIGGS & STRATTON CORPORATION                                                    8.88       03/15/2011        464,000

                                                                                                                           1,026,500
                                                                                                                        ------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
$   670,000    NLV FINANCIAL CORPORATION++                                                      7.50%      08/15/2033   $    673,230
                                                                                                                        ------------

INSURANCE CARRIERS - 4.03%
    500,000    AMERUS GROUP COMPANY                                                             6.95       06/15/2005        518,731
    675,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                                            8.25       11/15/2011        763,270
    400,000    JOHN HANCOCK GLOBAL FUNDING II++                                                 7.90       07/02/2010        462,493
    807,000    MARKEL CORPORATION                                                               7.20       08/15/2007        853,930
  2,000,000    MINNESOTA LIFE INSURANCE COMPANY++                                               8.25       09/15/2025      2,374,652
  1,073,000    PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                        7.65       07/01/2007      1,185,964
    682,000    REINSURANCE GROUP OF AMERICA++                                                   7.25       04/01/2006        718,420
    750,000    RELIASTAR FINANCIAL CORPORATION                                                  8.00       10/30/2006        832,518
    700,000    UNITRIN INCORPORATED                                                             5.75       07/01/2007        737,623
    625,000    WR BERKLEY CORPORATION                                                           5.13       09/30/2010        625,714

                                                                                                                           9,073,315
                                                                                                                        ------------

MACHINERY - 0.28%
   600,000     JLG INDUSTRIES INCORPORATED                                                      8.25       05/01/2008        627,000
                                                                                                                        ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.39%
    150,000    COLE NATIONAL GROUP                                                              8.88       05/15/2012        159,000
    650,000    PERKINELMER INCORPORATED                                                         8.88       01/15/2013        716,625

                                                                                                                             875,625
                                                                                                                        ------------

METAL MINING - 0.18%
    400,000    PHELPS DODGE CORPORATION                                                         6.38       11/01/2004        404,608
                                                                                                                        ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.01%
    800,000    GENERAL ELECTRIC COMPANY                                                         5.00       02/01/2013        786,068
    425,000    JACUZZI BRANDS INCORPORATED                                                      9.63       07/01/2010        454,750
    375,000    OWENS-BROCKWAY                                                                   8.88       02/15/2009        393,750
    625,000    SPX CORPORATION                                                                  7.50       01/01/2013        637,500

                                                                                                                           2,272,068
                                                                                                                        ------------

MISCELLANEOUS RETAIL - 0.22%
    510,000    REMINGTON ARMS COMPANY INCORPORATED                                             10.50       02/01/2011        492,150
                                                                                                                        ------------

MOTION PICTURES - 0.18%

    375,000    ALLIANCE ATLANTIS COMMUNICATIONS INCORPORATED                                   13.00       12/15/2009        412,969
                                                                                                                        ------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.30%
    600,000    GOODRICH CORPORATION                                                             7.63       12/15/2012        673,298
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.00%
    650,000    ATHENA NEUROSCIENCES FINANCE LLC                                                 7.25       02/21/2008        641,875
  1,000,000    FORD MOTOR CREDIT COMPANY                                                        7.38       10/28/2009      1,062,254
    500,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                            7.75       01/19/2010        540,263

                                                                                                                           2,244,392
                                                                                                                        ------------

OIL & GAS EXTRACTION - 1.40%
    910,000    HALLIBURTON COMPANY+/-                                                           2.65       10/17/2005       920,009
    500,000    MARATHON OIL CORPORATION CONSOLIDATED                                            6.85       03/01/2008       548,246
    400,000    PARKER DRILLING COMPANY SERIES B                                                10.13       11/15/2009       424,000
    525,000    PIONEER NATURAL RESOURCES COMPANY                                                6.50       01/15/2008       564,710
    275,000    PIONEER NATURAL RESOURCES COMPANY                                                9.63       04/01/2010       336,578

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
OIL & GAS EXTRACTION (CONTINUED)
$   325,000    SWIFT ENERGY COMPANY                                                             9.38%      05/01/2012   $    349,375

                                                                                                                           3,142,918
                                                                                                                        ------------

PAPER & ALLIED PRODUCTS - 0.85%
    850,000    ABITIBI CONSOLIDATED INCORPORATED                                                6.95       12/15/2006        874,107
    700,000    MEADWESTVACO CORPORATION                                                         6.85       04/01/2012        748,999
    300,000    SOLO CUP COMPANY++                                                               8.50       02/15/2014        300,000

                                                                                                                           1,923,106
                                                                                                                        ------------

PERSONAL SERVICES - 0.42%
     35,000    SERVICE CORPORATION INTERNATIONAL                                                6.00       12/15/2005         35,875
    400,000    SERVICE CORPORATION INTERNATIONAL                                                6.50       03/15/2008        400,000
    450,000    STEWART ENTERPRISES INCORPORATED                                                10.75       07/01/2008        500,625

                                                                                                                             936,500
                                                                                                                        ------------
PIPELINES, EXCEPT NATURAL GAS - 0.35%
    825,000    EL PASO PRODUCTION HOLDING COMPANY                                               7.75       06/01/2013        779,625
                                                                                                                        ------------

PRIMARY METAL INDUSTRIES - 0.94%
    500,000    ALCOA INCORPORATED                                                               7.38       08/01/2010        566,818
    424,000    CENTURY ALUMINUM COMPANY                                                        11.75       04/15/2008        472,760
    500,000    ISPAT INLAND ULC+++/-                                                            7.86       04/01/2010        506,250
    273,000    UNITED STATES STEEL LLC                                                         10.75       08/01/2008        308,490
    275,000    VALMONT INDUSTRIES INCORPORATED++                                                6.88       05/01/2014        266,750

                                                                                                                           2,121,068
                                                                                                                        ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.77%
    525,000    AMERICAN GREETINGS CORPORATION                                                   6.10       08/01/2028        534,188
    500,000    HOUGHTON MIFFLIN COMPANY                                                         8.25       02/01/2011        507,500
    600,000    VIACOM INCORPORATED                                                              7.70       07/30/2010        689,535

                                                                                                                           1,731,223
                                                                                                                        ------------

RECREATION - 0.09%
    200,000    AMF BOWLING WORLDWIDE SERIES++                                                  10.00       03/01/2010        203,000
                                                                                                                        ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.36%
    750,000    MORGAN STANLEY                                                                   6.75       04/15/2011        818,894
                                                                                                                        ------------

SPECIAL PURPOSE ENTITY - 0.18%
    400,000    POSTER FINANCIAL GROUP++                                                         8.75       12/01/2011        407,000
                                                                                                                        ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.25%
   500,000     TEXAS INDUSTRIES INCORPORATED                                                   10.25       06/15/2011        556,875
                                                                                                                        ------------

TELECOMMUNICATIONS - 0.33%
    700,000    SPRINT CAPITAL CORPORATION                                                       6.00       01/15/2007        735,841
                                                                                                                        ------------

TRANSPORTATION BY AIR - 1.19%
    431,265    CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                                    7.03       06/15/2011        355,026
    635,491    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                                    6.80       07/02/2007        571,052
    250,452    DELTA AIR LINES INCORPORATED                                                     7.78       01/02/2012        151,102
    500,000    DELTA AIR LINES SERIES 00-1                                                      7.78       11/18/2005        327,127
    869,397    FEDEX CORPORATION SERIES 97-B                                                    7.52       01/15/2018        958,626
    366,736    NORTHWEST AIRLINES INCORPORATED SERIES 991A                                      6.81       02/01/2020        324,073

                                                                                                                           2,687,006
                                                                                                                        ------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION EQUIPMENT - 0.96%
$   475,000    ALLIANT TECHSYSTEMS INCORPORATED                                                 8.50%      05/15/2011   $    508,250
    650,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                           7.75       01/18/2011        723,319
    860,000    NAVISTAR INTERNATIONAL CORPORATION SERIES B                                      9.38       06/01/2006        922,350

                                                                                                                           2,153,919
                                                                                                                        ------------

TRANSPORTATION SERVICES - 0.17%
    360,000    TEEKAY SHIPPING CORPORATION                                                      8.32       02/01/2008        374,850
                                                                                                                        ------------

WATER TRANSPORTATION - 0.19%
    400,000    OVERSEAS SHIPHOLDING GROUP                                                       8.25       03/15/2013        428,500
                                                                                                                        ------------

TOTAL CORPORATE BONDS & NOTES (COST $83,755,261)                                                                          86,544,306
                                                                                                                        ------------
MUNICIPAL BONDS & NOTES - 0.64%
  1,225,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE                7.40       12/01/2025      1,431,437
                                                                                                                        ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $1,256,410)                                                                            1,431,437
                                                                                                                        ------------

US GOVERNMENT AGENCY SECURITIES - 38.92%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.86%
  1,483,262    FHLMC #A15838                                                                    5.50       12/01/2033      1,472,564
  2,454,546    FHLMC SERIES 1675 CLASS KZ                                                       6.50       02/15/2024      2,535,060
    153,635    FHLMC SERIES 2218 CLASS B                                                        6.00       11/15/2027        154,087
  5,000,000    FHLMC SERIES 2358 CLASS PD                                                       6.00       09/15/2016      5,210,306
  7,500,000    FHLMC SERIES 2363 CLASS PF                                                       6.00       09/15/2016      7,839,239
  6,500,000    FHLMC SERIES 2416 CLASS PE                                                       6.00       10/15/2021      6,730,152
    789,133    FHLMC SERIES 2416 CLASS PF                                                       6.00       08/15/2018        794,288
  1,500,000    FHLMC SERIES 2439 CLASS LG                                                       6.00       09/15/2030      1,549,439
  1,659,545    FHLMC SERIES T-20 CLASS A6                                                       7.49       09/25/2029      1,745,631
  5,692,145    FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-42 CLASS A4Z                   6.50       02/25/2042      5,946,441
  1,598,411    FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-58 CLASS 4A                    7.50       09/25/2043      1,719,831

                                                                                                                          35,697,038
                                                                                                                        ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.23%
  3,000,000    FNMA TBA%%                                                                       4.50       05/01/2019      2,934,918
  1,702,989    FNMA #380268                                                                     6.20       05/01/2005      1,731,883
  1,418,860    FNMA #380581                                                                     6.18       08/01/2008      1,516,053
    968,793    FNMA #383017                                                                     6.49       01/01/2008      1,035,916
  1,497,992    FNMA #386890                                                                     3.99       04/01/2011      1,435,732
  2,246,426    FNMA #555326                                                                     5.50       04/01/2033      2,226,024
    876,871    FNMA #678939                                                                     5.50       02/01/2018        895,842
    852,512    FNMA #701350                                                                     5.50       04/01/2018        870,956
  1,342,950    FNMA #731996+/-                                                                  4.19       09/01/2033      1,345,504
  1,137,150    FNMA #739757+/-                                                                  4.08       08/01/2033      1,136,729
  1,391,974    FNMA #741305                                                                     5.00       09/01/2018      1,392,946
  2,178,830    FNMA #741458+/-                                                                  4.52       10/01/2033      2,207,229
  2,877,022    FNMA #765178                                                                     5.00       01/01/2019      2,879,030
    458,881    FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                       7.00       12/25/2041        486,557
  4,500,000    FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                       6.00       02/25/2044      4,607,578
  1,060,256    FNMA SERIES 2002-90 CLASS A2                                                     6.50       11/25/2042      1,107,967
  6,000,000    FNMA SERIES 2003-92 CLASS HP                                                     4.50       09/25/2018      5,935,067

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 3,000,000    FNMA SERIES 2003-97 CLASS CA                                                     5.00%      10/25/2018   $  3,013,911
  1,808,819    FNMA WHOLE LOAN                                                                  7.00       12/25/2033      1,915,001
  2,242,234    FNMA WHOLE LOAN SERIES 2003-W8 CLASS 2A                                          7.00       10/25/2042      2,366,536

                                                                                                                          41,041,379
                                                                                                                        ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.52%
    374,794    GNMA #345066                                                                     6.50       10/15/2023        392,310
    296,804    GNMA #346960                                                                     6.50       12/15/2023        310,676
    250,287    GNMA #354692                                                                     6.50       11/15/2023        261,984
    364,358    GNMA #361398                                                                     6.50       01/15/2024        380,644
    435,049    GNMA #366641                                                                     6.50       11/15/2023        455,382
     82,026    GNMA #473918                                                                     7.00       04/15/2028         86,906
     31,314    GNMA #525459                                                                     7.25       07/15/2004         33,695
    148,479    GNMA #525459                                                                     7.25       07/15/2004        159,770
    196,987    GNMA #531435                                                                     7.00       12/15/2004        211,813
      2,065    GNMA #531965                                                                     7.72       12/15/2041          2,309
     59,872    GNMA #533858                                                                     7.35       08/15/2042         66,129
  7,000,000    GNMA SERIES 2003-38 CLASS JC+/-                                                  7.08       04/16/2024      7,808,909

                                                                                                                          10,170,527
                                                                                                                        ------------

STUDENT LOAN MARKETING ASSOCIATION - 0.31%
    700,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                                 1.52       01/26/2015        707,082
                                                                                                                        ------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $87,027,010)                                                                  87,616,026
                                                                                                                        ------------

SHARES

PRIVATE INVESTMENT PARTNERSHIPS - 0.10%
      6,859    PPM AMERICA CBO II, LP+                                                                                       232,952

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $705,715)                                                                        232,952
                                                                                                                        ------------

PRINCIPAL

US TREASURY SECURITIES - 9.16%

US TREASURY BONDS - 8.69%
    950,000    US TREASURY BOND                                                                 7.25       05/15/2016      1,143,897
  5,150,000    US TREASURY BOND                                                                 7.25       08/15/2022      6,277,366
  8,515,000    US TREASURY BOND                                                                 6.25       08/15/2023      9,371,157
  2,250,000    US TREASURY BOND                                                                 5.38       02/15/2031      2,258,350
    400,000    US TREASURY BOND - INFLATION PROTECTED&                                          3.38       04/15/2032        515,220

                                                                                                                          19,565,990
                                                                                                                        ------------

US Treasury Notes - 0.47%
    450,000    US TREASURY NOTE                                                                 4.25       08/15/2013        437,485
    240,000    US TREASURY NOTE -  INFLATION PROTECTED&                                         3.88       01/15/2009        307,306
    250,000    US TREASURY NOTE - INFLATION PROTECTED&                                          3.50       01/15/2011        300,247
                                                                                                                           1,045,038
                                                                                                                        ------------

TOTAL US TREASURY SECURITIES (COST $21,003,139)                                                                           20,611,028
                                                                                                                        ------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

              SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING - 34.25%
               COLLATERAL FOR SECURITY LENDING                                                                   $ 77,085,479

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $77,085,479)                                                         77,085,479
                                                                                                                 ------------

SHARES

SHORT-TERM INVESTMENTS - 3.18%
  7,149,427    WELLS FARGO MONEY MARKET TRUST~                                                                      7,149,427
                                                                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,149,427)                                                                      7,149,427
                                                                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $300,082,781)*                        134.67%                                                              $303,130,242
OTHER ASSETS AND LIABILITIES, NET           (34.67)                                                               (78,036,070)
                                            ------                                                               ------------
TOTAL NET ASSETS                            100.00%                                                              $225,094,172
                                            ======                                                               ============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $2,892,188. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $299,887,667 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                      $ 6,195,100
      GROSS UNREALIZED DEPRECIATION                       (2,952,525)
                                                         -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)         $ 3,242,575

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004           WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - DISCOUNT - 12.53%
$15,000,000    FHLB DISCOUNT NOTE^                                                              0.99%      07/09/2004   $ 14,984,325
 11,550,000    FHLMC DISCOUNT NOTE^                                                             0.99       07/15/2004     11,535,598
 11,500,000    FHLMC DISCOUNT NOTE^                                                             1.00       07/15/2004     11,485,661
 20,000,000    FNMA DISCOUNT NOTE^                                                              1.03       07/21/2004     19,971,103

TOTAL AGENCY NOTES - DISCOUNT (COST $57,977,683)                                                                          57,976,687
                                                                                                                        ------------

AGENCY NOTES - INTEREST BEARING - 65.06%
 27,500,000    FFCB                                                                             2.09       01/30/2006     27,271,062
 33,550,000    FHLB                                                                             1.52       07/14/2005     33,330,818
 32,000,000    FHLB                                                                             1.55       07/14/2005     31,801,504
 33,000,000    FHLB                                                                             2.25       01/30/2006     32,811,471
 21,000,000    FHLMC                                                                            2.50       11/30/2005     21,000,000
 30,000,000    FHLMC                                                                            2.20       12/01/2005     29,931,450
 26,000,000    FHLMC                                                                            2.15       01/30/2006     25,858,404
 33,000,000    FHLMC                                                                            2.70       04/28/2006     32,999,241
 33,000,000    FNMA                                                                             2.40       04/28/2006     32,768,010
 33,450,000    FNMA                                                                             2.50       04/28/2006     33,276,562

   TOTAL AGENCY NOTES - INTEREST BEARING (COST $302,362,721)                                                             301,048,522
                                                                                                                        ------------

US TREASURY SECURITIES - 5.85%

US TREASURY BONDS - 1.76%
  7,450,000    US TREASURY BOND                                                                 6.13       08/15/2029      8,151,060
                                                                                                                        ------------

US TREASURY NOTES - 4.09%
 19,000,000    US TREASURY NOTES                                                                1.88       11/30/2005     18,903,518
                                                                                                                        ------------

TOTAL US TREASURY SECURITIES (COST $27,787,575)                                                                           27,054,578
                                                                                                                        ------------
COLLATERAL FOR SECURITIES LENDING - 47.81%
               COLLATERAL FOR SECURITY LENDING                                                                           221,219,423

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $221,219,423)                                                              221,219,423
                                                                                                                        ------------

SHARES

SHORT-TERM INVESTMENTS - 16.20%
 21,000,000    BLACKROCK TEMP CASH                                                                                        21,000,000
 21,000,000    FIDELITY INSTL CASH                                                                                        21,000,000
 32,946,726    WELLS FARGO MONEY MARKET TRUST~                                                                            32,946,726

TOTAL SHORT-TERM INVESTMENTS (COST $74,946,726)                                                                           74,946,726
                                                                                                                        ------------

WELLS FARGO MASTER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost $684,294,128)*                        147.45%                                                             $ 682,245,936
OTHER ASSETS AND LIABILITIES, NET           (47.45)                                                              (219,551,123)
                                            ------                                                              -------------
TOTAL NET ASSETS                            100.00%                                                             $ 462,694,813
                                            ======                                                              =============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                   $   100,096
      GROSS UNREALIZED DEPRECIATION                    (2,148,288)
                                                      -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)      $(2,048,192)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND
LIABILITIES -- MAY 31, 2004                        WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                        MANAGED                           STRATEGIC         TACTICAL
                                                                          FIXED             STABLE            VALUE         MATURITY
                                                                         INCOME             INCOME             BOND             BOND
                                                                      PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .............................     $657,336,404     $  925,255,739     $218,895,336     $428,079,787
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................      273,549,031        171,758,853       77,085,479      221,219,423
  INVESTMENTS IN AFFILIATES ..................................       24,864,611         38,851,612        7,149,427       32,946,726
                                                                   ------------     --------------     ------------     ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............      955,750,046      1,135,866,204      303,130,242      682,245,936
                                                                   ------------     --------------     ------------     ------------
  RECEIVABLE FOR INVESTMENTS SOLD ............................            4,115             55,198                0                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .....................        6,545,733          3,815,462        2,486,689        1,794,329
  PREPAID EXPENSES AND OTHER ASSETS ..........................           34,770             27,562                0                0
                                                                   ------------     --------------     ------------     ------------
TOTAL ASSETS .................................................      962,334,664      1,139,764,426      305,616,931      684,040,265
                                                                   ------------     --------------     ------------     ------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ..........................       14,698,232          1,106,976        3,247,805                0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......          120,559            306,734           82,004          118,159
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................            1,563              1,830            1,138            2,306
  PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ...............                0            845,601           55,424                0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................      273,549,031        171,758,853       77,085,479      221,219,423
  ACCRUED EXPENSES AND OTHER LIABILITIES .....................                0                  0           50,909            5,564
                                                                   ------------     --------------     ------------     ------------
TOTAL LIABILITIES ............................................      288,369,385        174,019,994       80,522,759      221,345,452
                                                                   ------------     --------------     ------------     ------------
TOTAL NET ASSETS .............................................     $673,965,279     $  965,744,432     $225,094,172     $462,694,813
                                                                   ============     ==============     ============     ============
INVESTMENT AT COST ...........................................     $950,786,911     $1,137,099,740     $300,082,781     $684,294,128
                                                                   ============     ==============     ============     ============
SECURITIES ON LOAN, AT MARKET VALUE ..........................     $267,881,472     $  167,798,587     $ 75,242,149     $217,029,100
                                                                   ============     ==============     ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      STATEMENT OF OPERATIONS --
WELLS FARGO MASTER PORTFOLIOS                    FOR THE YEAR ENDED MAY 31, 2004
--------------------------------------------------------------------------------

                                                                           MANAGED                       STRATEGIC        TACTICAL
                                                                             FIXED          STABLE           VALUE        MATURITY
                                                                            INCOME          INCOME            BOND            BOND
                                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ..........................................................   $ 34,960,186    $ 24,870,944    $ 12,387,320    $  8,405,291
  INCOME FROM AFFILIATED SECURITIES ...............................        166,297         415,131          68,085         819,941
  SECURITIES LENDING INCOME .......................................        196,802         182,900          67,135         196,292
                                                                      ------------    ------------    ------------    ------------
TOTAL INVESTMENT INCOME ...........................................     35,323,285      25,468,975      12,522,540       9,421,524
                                                                      ------------    ------------    ------------    ------------

EXPENSES
  ADVISORY FEES ...................................................      3,293,342       5,321,001       1,099,243       2,254,423
  CUSTODY FEES ....................................................        131,734         212,840          43,970          90,177
  AUDIT FEES ......................................................         18,250          18,250          18,250          18,250
  LEGAL FEES ......................................................         15,060          15,060          15,060          15,060
  TRUSTEES' FEES ..................................................          6,373           6,373           6,373           6,373
  OTHER FEES AND EXPENSES .........................................          7,647           4,840           2,803           7,505
                                                                      ------------    ------------    ------------    ------------
TOTAL EXPENSES ....................................................      3,472,406       5,578,364       1,185,699       2,391,788
                                                                      ------------    ------------    ------------    ------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................     (1,830,169)     (1,426,375)       (208,454)       (983,080)
  NET EXPENSES ....................................................      1,642,237       4,151,989         977,245       1,408,708
                                                                      ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ......................................     33,681,048      21,316,986      11,545,295       8,012,816
                                                                      ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      7,510,458        (586,560)      2,715,813     (10,076,510)
  FUTURES TRANSACTIONS ............................................       (162,104)              0        (130,301)              0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ............              0      (1,217,000)        353,571               0
                                                                      ------------    ------------    ------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................      7,348,354      (1,803,560)      2,939,083     (10,076,510)
                                                                      ------------    ------------    ------------    ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .    (31,233,039)     (9,946,640)     (7,792,294)     (7,796,219)
  FUTURES TRANSACTIONS ............................................      1,013,586               0         405,438               0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ............              0       1,709,295         (55,424)              0
                                                                      ------------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS    (30,219,453)     (8,237,345)     (7,442,280)     (7,796,219)
                                                                      ============    ============    ============    ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............    (22,871,099)    (10,040,905)     (4,503,197)    (17,872,729)
                                                                      ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 10,809,949    $ 11,276,081    $  7,042,098    $ (9,859,913)
                                                                      ============    ============    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               MANAGED FIXED INCOME PORTFOLIO
                                                                                             --------------------------------
                                                                                                   FOR THE            FOR THE
                                                                                                YEAR ENDED         YEAR ENDED
                                                                                              MAY 31, 2004       MAY 31, 2003
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS ................................................................        $ 621,957,173      $ 624,427,110
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................................           33,681,048         33,504,828
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................................            7,348,354          9,685,687
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..............          (30,219,453)        23,755,522
                                                                                             -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................           10,809,949         66,946,037
                                                                                             -------------      -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ....................................................................          267,642,488        176,856,396
   WITHDRAWALS ......................................................................         (226,444,331)      (246,272,370)
                                                                                             -------------      -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ........           41,198,157        (69,415,974)
                                                                                             -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................           52,008,106         (2,469,937)
                                                                                             -------------      -------------
ENDING NET ASSETS ...................................................................        $ 673,965,279      $ 621,957,173
                                                                                             =============      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                STABLE INCOME PORTFOLIO
                                                                                           --------------------------------
                                                                                                 FOR THE            FOR THE
                                                                                              YEAR ENDED         YEAR ENDED
                                                                                            MAY 31, 2004       MAY 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS ................................................................      $ 856,897,134      $ 556,147,797
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................................         21,316,986         18,075,161
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................................         (1,803,560)         1,234,229
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..............         (8,237,345)         2,818,285
                                                                                           -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................         11,276,081         22,127,675
                                                                                           -------------      -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-----------------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ....................................................................        552,472,567        372,210,321
   WITHDRAWALS ......................................................................       (454,901,350)       (93,588,659)
                                                                                           -------------      -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ........         97,571,217        278,621,662
                                                                                           -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................        108,847,298        300,749,337
                                                                                           -------------      -------------
ENDING NET ASSETS ...................................................................      $ 965,744,432      $ 856,897,134
                                                                                           =============      =============

                                                                                            STRATEGIC VALUE BOND PORTFOLIO
                                                                                          ----------------------------------
                                                                                                FOR THE              FOR THE
                                                                                             YEAR ENDED           YEAR ENDED
                                                                                           MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS ................................................................     $ 206,698,989        $ 208,534,171
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................................        11,545,295           11,874,529
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................................         2,939,083            3,678,464
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..............        (7,442,280)           7,267,715
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................         7,042,098           22,820,708
                                                                                          -------------        -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

   CONTRIBUTIONS ....................................................................        86,876,790           57,528,769
   WITHDRAWALS ......................................................................       (75,523,705)         (82,184,659)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ........        11,353,085          (24,655,890)
                                                                                          -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................        18,395,183           (1,835,182)
                                                                                          -------------        -------------
ENDING NET ASSETS ...................................................................     $ 225,094,172        $ 206,698,989
                                                                                          =============        =============

                                                                                           TACTICAL MATURITY BOND PORTFOLIO
                                                                                         -----------------------------------
                                                                                               FOR THE               FOR THE
                                                                                            YEAR ENDED            YEAR ENDED
                                                                                          MAY 31, 2004          MAY 31, 2003
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

BEGINNING NET ASSETS ................................................................    $ 420,782,713         $ 421,808,038
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................................        8,012,816             8,528,023
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................................      (10,076,510)           (1,862,497)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..............       (7,796,219)            5,450,992
                                                                                         -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................       (9,859,913)           12,116,518
                                                                                         -------------         -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
----------------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ....................................................................      194,294,721           140,946,557
   WITHDRAWALS ......................................................................     (142,522,708)         (154,088,400)
                                                                                         -------------         -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ........       51,772,013           (13,141,843)
                                                                                         -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................       41,912,100            (1,025,325)
                                                                                         -------------         -------------
ENDING NET ASSETS ...................................................................    $ 462,694,813         $ 420,782,713
                                                                                         =============         =============

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                              ------------------------------------------------------               PORTFOLIO
                                              NET INVESTMENT          GROSS     EXPENSES         NET       TOTAL    TURNOVER
                                               INCOME (LOSS)       EXPENSES       WAIVED    EXPENSES   RETURN(3)        RATE
----------------------------------------------------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 ...................       5.10%           0.53%      (0.28)%       0.25%       1.45%        50%
JUNE 1, 2002 TO MAY 31, 2003 ...................       5.49%           0.54%      (0.19)%       0.35%      11.36%        44%
JUNE 1, 2001 TO MAY 31, 2002 ...................       5.87%           0.54%      (0.19)%       0.35%       8.37%        65%
JUNE 1, 2000 TO MAY 31, 2001 ...................       6.34%           0.54%      (0.19)%       0.35%      13.55%       121%
JUNE 1, 1999 TO MAY 31, 2000 ...................       6.48%           0.50%      (0.14)%       0.36%       1.49%        65%

STABLE INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 ...................       2.00%           0.52%      (0.13)%       0.39%       0.88%        92%
JUNE 1, 2002 TO MAY 31, 2003 ...................       2.63%           0.54%       0.00%        0.54%       3.32%        45%
JUNE 1, 2001 TO MAY 31, 2002 ...................       3.62%           0.55%       0.00%        0.55%       3.99%        81%
JUNE 1, 2000 TO MAY 31, 2001 ...................       5.89%           0.55%       0.00%        0.55%       8.34%        37%
JUNE 1, 1999 TO MAY 31, 2000 ...................       5.63%           0.49%      (0.02)%       0.47%       4.57%        40%

STRATEGIC VALUE BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 ...................       5.24%           0.54%      (0.10)%       0.44%       3.06%        48%
JUNE 1, 2002 TO MAY 31, 2003 ...................       5.81%           0.57%      (0.02)%       0.55%      11.60%        41%
JUNE 1, 2001 TO MAY 31, 2002 ...................       5.80%           0.60%      (0.04)%       0.56%       8.30%        75%
JUNE 1, 2000 TO MAY 31, 2001 ...................       6.31%           0.57%      (0.02)%       0.55%      12.01%       149%
JUNE 1, 1999 TO MAY 31, 2000 ...................       6.45%           0.59%      (0.03)%       0.56%       0.48%        65%

TACTICAL MATURITY BOND PORTFOLIO(2)
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 ...................       1.77%           0.53%      (0.22)%       0.31%      (2.28)%      248%
JUNE 1, 2002 TO MAY 31, 2003 ...................       2.05%           0.54%      (0.18)%       0.36%       2.84%       115%
JUNE 1, 2001 TO MAY 31, 2002 ...................       3.45%           0.55%      (0.19)%       0.36%       0.70%       145%
JUNE 1, 2000 TO MAY 31, 2001 ...................       5.58%           0.55%      (0.19)%       0.36%      10.06%        83%
JUNE 1, 1999 TO MAY 31, 2000 ...................       5.35%           0.51%      (0.14)%       0.37%       8.21%        74%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001

(3) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 16 separate investment portfolios. These financial statements present the Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio, and Tactical Maturity Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest interest rates or index values.

      As of May 31, 2004 the following Funds had open swap contracts.

                                                                                                                           Net
                               Swap Counter        Notional     Interest Rate/        Interest Rate/        Maturity   Unrealized
      Portfolio                    Party          Principal     Index Received         Index Paid             Date     Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
      STABLE INCOME          Lehman Brothers     22,500,000      USD Libor BBA            5.08%            31-Oct-05    (873,360)
-----------------------------------------------------------------------------------------------------------------------------------
      STABLE INCOME          Lehman Brothers     15,000,000      USD Libor BBA            3.92%            25-Jul-07      27,759
-----------------------------------------------------------------------------------------------------------------------------------
      STRATEGIC VALUE BOND   Lehman Brothers      3,000,000      USD Libor BBA       Lehman Brothers       1-Dec-04      (55,424)
                                                                                       US Corporate
                                                                                     High Yield Index
-----------------------------------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Fund(s) may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund receives compensation from the interest earned on the cash proceeds of the initial sale in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, by paying a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at May 31, 2004 are shown on the Statement of Assets and Liabilities.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      At May 31, 2004, cash collateral invested and credit quality breakdown was as follows:

                               Repurchase        Short-Term          Mid-Term            Money
      Fund                     Agreements        Securities         Securities        Market Fund          Total
------------------------------------------------------------------------------------------------------------------
      MANAGED FIXED
      INCOME PORTFOLIO            27%                53%                19%                1%              100%
------------------------------------------------------------------------------------------------------------------
      STABLE INCOME
      PORTFOLIO                   25%                49%                24%                2%              100%
------------------------------------------------------------------------------------------------------------------
      STRATEGIC VALUE BOND
      PORTFOLIO                   35%                40%                24%                1%              100%
------------------------------------------------------------------------------------------------------------------
      TACTICAL MATURITY
      BOND PORTFOLIO              14%                54%                31%                1%              100%

      Fund                                    A Ratings        AA Ratings       AAA Ratings           Total
------------------------------------------------------------------------------------------------------------------
      MANAGED FIXED INCOME PORTFOLIO             69%                12%              19%               100%
------------------------------------------------------------------------------------------------------------------
      STABLE INCOME PORTFOLIO                    60%                22%              18%               100%
------------------------------------------------------------------------------------------------------------------
      STRATEGIC VALUE BOND PORTFOLIO             71%                 9%              20%               100%
------------------------------------------------------------------------------------------------------------------
      TACTICAL MATURITY BOND PORTFOLIO           78%                 4%              18%               100%

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                     Sub-Advisory
                             Advisory Fees                                                            Fees (% of
                         (% of Average Daily                                 Average Daily          Average Daily
      Portfolio               Net Assets)            Sub-Adviser               Net Assets             Net Assets)
------------------------------------------------------------------------------------------------------------------
      MANAGED FIXED                               Galliard Capital           $0-500 million              0.10
      INCOME PORTFOLIO           0.50                Management         $500 million-1.5 billion         0.05
                                                                             > $1.5 billion              0.03
------------------------------------------------------------------------------------------------------------------
      STABLE INCOME              0.50             Galliard Capital           $0-500 million              0.10
      PORTFOLIO                                      Management         $500 million-1.5 billion         0.05
                                                                             > $1.5 billion              0.03
------------------------------------------------------------------------------------------------------------------
      STRATEGIC VALUE            0.50             Galliard Capital           $0-500 Million              0.10
      BOND PORTFOLIO                                 Management         $500 million-1.5 billion         0.05
                                                                             > $1.5 billion              0.03
------------------------------------------------------------------------------------------------------------------
      TACTICAL MATURITY          0.50            Peregrine Capital            $0-10 million              0.40
      BOND PORTFOLIO                                 Management              $10-25 million              0.30
                                                                             $25-300 million             0.20
                                                                             > $300 million              0.10

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      Effective August 2, 2004, Funds Management will be entitled to receive a monthly advisory fee at the following annual rates:

                                                                                           Advisory Fee
                                                             Average Daily                (% of Average
      Fund                                                    Net Assets                 Daily Net Assets)
-------------------------------------------------------------------------------------------------------------
      MANAGED FIXED INCOME PORTFOLIO                           $0 - $499 million              0.450%
                                                     $500 million - $999 million              0.400%
                                                      $1 billion - $2.99 billion              0.350%
                                                      $3 billion - $4.99 billion              0.325%
                                                                    > $5 billion              0.300%
-------------------------------------------------------------------------------------------------------------
      STABLE INCOME PORTFOLIO                                  $0 - $499 million              0.450%
                                                     $500 million - $999 million              0.400%
                                                      $1 billion - $2.99 billion              0.350%
                                                      $3 billion - $4.99 billion              0.325%
                                                                    > $5 billion              0.300%
-------------------------------------------------------------------------------------------------------------
      STRATEGIC VALUE BOND PORTFOLIO                           $0 - $499 million              0.450%
                                                     $500 million - $999 million              0.400%
                                                      $1 billion - $2.99 billion              0.350%
                                                      $3 billion - $4.99 billion              0.325%
                                                                    > $5 billion              0.300%
-------------------------------------------------------------------------------------------------------------
      TACTICAL MATURITY BOND PORTFOLIO                         $0 - $499 million              0.450%
                                                     $500 million - $999 million              0.400%
                                                      $1 billion - $2.99 billion              0.350%
                                                      $3 billion - $4.99 billion              0.325%
                                                                    > $5 billion              0.300%

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                             % of Average Daily Net Assets
-------------------------------------------------------------------------------------------------------------
      ALL FUNDS                                                                       0.02
-------------------------------------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended May 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2004, were as follows:

      Portfolio                                   Purchases at Cost          Sales Proceeds
-------------------------------------------------------------------------------------------------------------
      MANAGED FIXED INCOME PORTFOLIO              $  388,724,554             $320,051,846
-------------------------------------------------------------------------------------------------------------
      STABLE INCOME PORTFOLIO                      1,055,554,050              927,976,668
-------------------------------------------------------------------------------------------------------------
      STRATEGIC VALUE BOND PORTFOLIO                 129,867,184              103,171,854
-------------------------------------------------------------------------------------------------------------
      TACTICAL MATURITY BOND PORTFOLIO               824,144,777              878,954,006
-------------------------------------------------------------------------------------------------------------

                                                REPORT OF INDEPENDENT REGISTERED
WELLS FARGO MASTER PORTFOLIOS                             PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio, and Tactical Maturity Bond Portfolio, four of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of May 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2004, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

San Francisco, California
July 23, 2004

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC's website at www.sec.gov.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust") and Funds Trust. This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the TRUSTEES.

INTERESTED TRUSTEES**

--------------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE ***            PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
ROBERT C. BROWN                 Trustee since 1992               Retired. Director, Federal Farm           None
72                                                               Credit Banks Funding
                                                                 Corporation and Farm Credit
                                                                 System Financial Assistance
                                                                 Corporation until February
                                                                 1999.
--------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                 Trustee since 1987               Private Investor/Real Estate              None
59                                                               Developer; Chairman of White
                                                                 Point Capital, LLC.
--------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE ***            PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
THOMAS S. GOHO                  Trustee since 1987               Wake Forest University,                   None
61                                                               Calloway School of Business and
                                                                 Accountancy, Associate
                                                                 Professor of Finance 1994 -
                                                                 1999.
--------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                 Trustee since 1998               Chairman, CEO, and Co-Founder             None
61                              (Lead Trustee since 2001)        of Crystal Geyser Water Company
                                                                 and President of Crystal Geyser
                                                                 Roxane Water Company.
--------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach                Trustee since 1987               Retired. Prior thereto,                   None
70                                                               President of Richard M. Leach
                                                                 Associates (a financial
                                                                 consulting firm).
--------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                Trustee since 1996               Senior Counselor to the public            None
52                                                               relations firm of Himle-Horner
                                                                 and Senior Fellow at the
                                                                 Humphrey Institute,
                                                                 Minneapolis, Minnesota (a
                                                                 public policy organization).
--------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke               Trustee since 1996               Principal in the law firm of              None
64                                                               Willeke & Daniels.

--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE ***            PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch                President, since                 Executive Vice President of               None
45                              2003                             Wells Fargo Bank, N.A.
                                                                 President of Wells Fargo Funds
                                                                 Management, LLC. Senior Vice
                                                                 President and Chief
                                                                 Administrative Officer of Wells
                                                                 Fargo Funds Management, LLC
                                                                 from 2001 to 2003. Vice
                                                                 President of Wells Fargo Bank,
                                                                 N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo              Treasurer, since 2003            Senior Vice President of Wells            None
35                                                               Fargo Bank, N.A. Senior Vice
                                                                 President of Operations for
                                                                 Wells Fargo Funds Management,
                                                                 LLC. Prior thereto, Operations
                                                                 Manager at Scudder Weisel
                                                                 Capital, LLC (2000 to 2001),
                                                                 Director of Shareholder
                                                                 Services at BISYS Fund Services
                                                                 (1999 to 2000) and Assistant
                                                                 Vice President of Operations
                                                                 with Nicholas-Applegate Capital
                                                                 Management (1993 to 1999).
--------------------------------------------------------------------------------------------------------------------------------
C. David Messman                Secretary, since 2000            Vice President and Managing               None
44                                                               Senior Counsel of Wells Fargo
                                                                 Bank, N.A. Senior Vice
                                                                 President and Secretary of
                                                                 Wells Fargo Funds Management,
                                                                 LLC. Vice President and Senior
                                                                 Counsel of Wells Fargo Bank,
                                                                 N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                   WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

More information about WELLS FARGO       This report and the financial
FUNDS(R) is available free upon          statements contained herein are
request. to obtain literature, please    submitted for the general information
write or call:                           of the shareholders of the WELLS FARGO
                                         FUNDS. If this report is used for
WELLS FARGO FUNDS                        promotional purposes, distribution of
PO Box 8266                              the report must be accompanied or
Boston, Ma 02266-8266                    preceded by a current prospectus. For a
                                         prospectus containing more complete
WELLS FARGO FUNDS Investor Services:     information, including charges and
1-800-222-8222 or visit our web site     expenses, call 1-800-222-8222. Please
At www.wellsfargofunds.com.              consider the investment objectives,
                                         risks, charges and expenses of the
                                         investment carefully before investing.
                                         This and other information about WELLS
                                         FARGO FUNDS can be found in the current
                                         prospectus. Read the prospectus
                                         carefully before you invest or send
                                         money.

                                         Wells Fargo Funds Management, LLC, a
                                         wholly-owned subsidiary of Wells Fargo
                                         & Company, provides investment advisory
                                         and administrative services for the
                                         WELLS FARGO FUNDS. Other affiliates of
                                         Wells Fargo & Company provide
                                         sub-advisory and other services for the
                                         Funds. The Funds are distributed by
                                         STEPHENS INC., Member NYSE/SIPC. Wells
                                         Fargo & Company and its affiliates are
                                         not affiliated with Stephens Inc.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.

                                                                  AR 012 (07/04)

ITEM 2. CODE OF ETHICS

As of the end of the year, May 31, 2004, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Audit Fees were $231,112 and $254,191, respectively.

(b) Audit-Related Fees - There were no audit-related fees incurred for the fiscal years ended May 31, 2003 and May 31, 2004 for assurance and related services by the principal accountant for the Registrant.

(c) Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Tax Fees were $37,138 and $40,409, respectively. The incurred Tax Fees are comprised of tax return fees.

(d) All Other Fees - There were no other fees incurred for the fiscal years ended May 31, 2003 and May 31, 2004.

(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Registrant's investment adviser incurred non-audit fees in the amount of $27,500 and $45,120, respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h) The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Master Trust


                                                     /s/ Karla M. Rabusch

                                                     By:
                                                            Karla M. Rabusch
                                                            President

Date: July 23, 2004

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Master Trust


                                                     By: /s/ Stacie D. DeAngelo
                                                         Stacie D. DeAngelo
                                                         Treasurer

Date: July 23, 2004